UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22353

Grosvenor Registered Multi-Strategy Fund

(TI 2), LLC

(Exact name of Registrant as specified in charter)

900 North Michigan Avenue, Suite 1100

Chicago, Illinois 60611

(Address of principal executive offices) (Zip code)

Scott J. Lederman Grosvenor Registered Funds 900 North Michigan Avenue Suite 1100 Chicago, Illinois 60611	George J. Zornada, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2950

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 506-6500

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

ITEM 1 – REPORTS TO STOCKHOLDERS

The Report to Shareholders is attached hereto.

GROSVENOR REGISTERED MULTI-STRATEGY FUND (TI 2), LLC

Financial Statements (unaudited)

For the Six Months Ended September 30, 2017

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Financial Statements (unaudited)

For the Six Months Ended September 30, 2017

The TI 2 Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The TI 2 Fund’s Form N-Qs are available (i) without charge, upon request, by calling (866) 211-4521; and (ii) on the SEC’s website at www.sec.gov. The Form N-Qs may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may also be obtained by calling 1-800-SEC-0330.

The TI 2 Fund has adopted Proxy Voting Policies and Procedures under which the TI 2 Fund votes proxies relating to securities held by the TI 2 Fund. In addition, the TI 2 Fund files Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the TI 2 Fund’s Proxy Voting Policies and Procedures and the TI 2 Fund’s proxy voting record (Form N-PX) is available (i) without charge, upon request, by calling (855) 426-9321; and (ii) on the SEC’s website at www.sec.gov.

The TI 2 Fund’s prospectus and statement of additional information include additional information about the Directors of TI 2 Fund and other information about the TI 2 Fund. These documents are available without charge, upon request, by calling (866) 211-4521.

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Statement of Assets, Liabilities and Members’ Capital (unaudited)

September 30, 2017

ASSETS

Investment in Grosvenor Registered Multi-Strategy Master Fund, LLC, at fair value	$88,889,342
Cash	509,709
Redemption receivable from investment in Grosvenor Registered Multi-Strategy Master Fund, LLC	1,000,000

Total assets	90,399,051

LIABILITIES

Repurchase of Members’ Shares payable	984,695
Management fee payable	74,949
Servicing fees payable	37,474
Professional fees payable	28,586
Members’ subscriptions received in advance	25,000
Administration fee payable	20,118

Total liabilities	1,170,822

NET ASSETS	$89,228,229

MEMBERS’ CAPITAL

Represented by:
Paid-in Capital	$116,656,727
Accumulated net investment loss	(17,378,397)
Accumulated undistributed net realized gains	543,881
Accumulated net unrealized appreciation/(depreciation) on investments	(10,593,982)

MEMBERS’ CAPITAL	$89,228,229

Net asset value per Share (Shares outstanding of 89,936.19)	$992.13

The accompanying notes and attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are

an integral part of these financial statements.

1

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Statement of Operations (unaudited)

For the Six Months Ended September 30, 2017

NET INVESTMENT LOSS ALLOCATED FROM GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND, LLC
Interest	$11,952
Expenses	(637,358)

Net investment loss allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC	(625,406)

FUND EXPENSES
Management fee	229,097
Servicing fees	114,549
Registration fees	20,576
Professional fees	18,172
Administration fee	36,540
Other expenses	3,861

Total Fund expenses	422,795

Net investment loss	(1,048,201)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS ALLOCATED FROM GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND, LLC
Net realized gain/(loss) from investments	2,559,711
Current income tax benefit	–

Net realized gain/(loss), net of taxes	2,559,711

Change in net unrealized appreciation/(depreciation) on investments	723,419
Deferred income tax expense	(7,133)

Change in net unrealized appreciation/(depreciation), net of taxes	716,286

Net realized and unrealized gain/(loss) on investments allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC	3,275,997

NET INCREASE IN MEMBERS’ CAPITAL RESULTING FROM OPERATIONS	$2,227,796

The accompanying notes and attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an

integral part of these financial statements.

2

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Statements of Changes in Members’ Capital

Members’ Capital, March 31, 2016	$99,435,852

Members’ subscriptions	1,649,530

Members’ Shares repurchased	(14,797,134)

Net decrease in Members’ Capital resulting from capital transactions	(13,147,604)

Net investment loss	(2,327,803)

Net realized gain/(loss), net of taxes	3,809,886

Change in net unrealized appreciation/(depreciation), net of taxes	4,967,792

Net increase in Members’ Capital resulting from operations	6,449,875

Members’ Capital, March 31, 2017	92,738,123

Members’ subscriptions	67,000

Members’ Shares repurchased	(5,804,690)

Net decrease in Members’ Capital resulting from capital transactions	(5,737,690)

Net investment loss	(1,048,201)

Net realized gain/(loss), net of taxes	2,559,711

Change in net unrealized appreciation/(depreciation), net of taxes	716,286

Net increase in Members’ Capital resulting from operations	2,227,796

Members’ Capital, September 30, 2017 (unaudited)	$89,228,229

The accompanying notes and attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an

integral part of these financial statements.

3

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Statement of Cash Flows (unaudited)

For the Six Months Ended September 30, 2017

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in Member’s Capital resulting from operations	$2,227,796
Adjustments to reconcile net increase in Member’s Capital resulting from operations to net cash provided by operating activities:
Change in net unrealized (appreciation)/depreciation on investments allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC, net of taxes	(716,286)
Net investment loss allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC	625,406
Net realized (gain)/loss allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC, net of taxes	(2,559,711)
Purchases of investment in Grosvenor Registered Multi-Strategy Master Fund, LLC	(32,000)
Proceeds from investment in Grosvenor Registered Multi-Strategy Master Fund, LLC	7,500,001
Increase/(Decrease) in operating liabilities:
Management fee payable	(4,009)
Servicing fees payable	(2,005)
Professional fees payable	2,167
Administration fee payable	(1,161)

Net cash provided by operating activities	7,040,198

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ subscriptions	92,000
Payments for Members’ Shares repurchased	(7,171,189)

Net cash used in financing activities	(7,079,189)

Net decrease in cash	(38,991)

Cash at beginning of period	548,700

Cash at end of period	$509,709

The accompanying notes and attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an

integral part of these financial statements.

4

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Financial Highlights

The following represents certain ratios to average Members’ Capital, total return, and other supplemental information for the period indicated:

		For the Six Months Ended September 30, 2017		Years Ended March 31,
		(unaudited)***	2017		2016		2015		2014*		2013
Per Share operating performance: **
Net asset value per Share, beginning of year/period	$	967.94	$906.32	$	1,006.59	$	1,011.11	$	1,041.05	$	–
Income/(loss) from investment operations:
Net investment loss		(11.26)	(22.25)		(22.53)		(23.00)		(14.63)		–
Net realized and unrealized gain/(loss) from investments operations		35.45	83.87		(35.63)		59.67		70.04		–

Total income/(loss) from investment operations		24.19	61.62		(58.16)		36.67		55.41		–

Distributions to Members from net investment income		–	–		(42.11)		(41.19)		(85.35)		–

Net asset value per Share, end of year/period	$	992.13	$967.94	$	906.32	$	1,006.59	$	1,011.11	$	–

Ratios to average Members’ Capital: (a)
Net investment loss - net of expense limitation reimbursement (b)(d)		(2.31%)	(2.39%)		(2.32%)		(2.30%)		(2.39%)		(2.43%)

Expenses - gross of expenses limitation reimbursement/recapture (c)(e)		2.33%	2.39%		2.32%		2.24%		2.32%		2.42%

Expenses - net of expense limitation reimbursement/recapture (c)(e)		2.33%	2.39%		2.32%		2.30%		2.39%		2.43%

Total return (f)		2.50%	6.80%		(5.92%)		3.69%		6.33%		5.56%

Master Fund Portfolio turnover rate: (g)		3.79%	20.57%		0.40%		22.24%		32.59%		86.35% (h)

Members’ Capital, end of year/period ($000)		$89,228	$92,738		$99,436	$	119,983	$	128,939	$	127,948

*	The net asset value per Share amounts are for the period September 1, 2013 (the first subscription date after the TI 2 Fund registered its Shares under the Securities Act) through March 31, 2014.

**	Based on Shares outstanding at the end of each month.

***	The ratios, excluding portfolio turnover and total return, for the period April 1, 2017 through September 30, 2017 have been annualized.

The accompanying notes and attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an

integral part of these financial statements.

5

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Financial Highlights (continued)

(a)	Average Members’ Capital is determined by using the net assets as of the first day of the fiscal year and at the end of each month during the period.

(b)	The ratio reflects the income and expenses including the TI 2 Fund’s proportionate share of income and expenses of Grosvenor Registered Multi-Strategy Master Fund, LLC.

(c)

Ratio excludes the current and deferred income tax expense or benefit related to the net investment income/loss and realized and unrealized gain or loss from GRF Domestic Sub-Fund LLC (the “Sub-Fund”). For the six months ended September 30, 2017, this amount was a tax expense of 0.01% of average Members’ Capital. For the year ended March 31, 2017, this amount was a tax benefit of 0.01% of average Members’ Capital. For the year ended March 31, 2016, this amount was a tax benefit of 0.02% of average Members’ Capital. For the year ended March 31, 2015, this amount was a tax benefit of 0.04% of average Members’ Capital. For the year ended March 31, 2014, this amount was a tax expense of 0.24% of average Members’ Capital.

(d)	Expenses include TI 2 Fund’s proportional share of interest and facility fees related to Grosvenor Registered Multi-Strategy Master Fund, LLC’s line of credit.

(e)	The ratio reflects the expenses including the TI 2 Fund’s proportionate share of the expenses of Grosvenor Registered Multi-Strategy Master Fund, LLC.

(f)

Total return is not annualized. Total return is based on the combination of changes in the net asset value per Share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per Share at the time of reinvestment.

(g)	The ratio excludes in-kind transactions.

(h)

The ratio calculation reflects the transition of the Master Fund domestic limited partnership limited vehicles to offshore corporations, or similar vehicles as discussed in Note 1 of the Master Fund’s Notes to Consolidated Financial Statements.

The accompanying notes and attached consolidated financial statements  of Grosvenor Registered Multi-Strategy Master Fund, LLC are an

integral part of these financial statements.

6

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Financial Statements (unaudited)

September 30, 2017

1. Organization

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC (the “TI 2 Fund”) commenced operations on July 1, 2010, and is a Delaware limited liability company. The TI 2 Fund is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified management investment company.

The TI 2 Fund was formed as part of a reorganization of the predecessor of Grosvenor Registered Multi-Strategy Master Fund, LLC (the “Master Fund”) into a “master/feeder” investment structure (the “Reorganization”). As part of the Reorganization, members of the Master Fund became members (“Members”) of the TI 2 Fund. The TI 2 Fund had no assets, liabilities, or operations prior to the Reorganization. The TI 2 Fund’s primary investment objectives are to provide investors (i) an attractive, long-term rate of return, on an absolute as well as a risk-adjusted basis, (ii) low performance volatility and (iii) minimal correlation with the equity and fixed income markets. In pursuing its investment objectives, the TI 2 Fund invests substantially all of its assets in the Master Fund, a Delaware limited liability company, which, like the TI 2 Fund, is registered under the 1940 Act. The Master Fund invests in a diverse group of private investment funds (“Investment Funds”) managed by a select group of alternative asset managers (“Investment Managers”) and has the same investment objectives and substantially the same investment policies as those of the TI 2 Fund.

The consolidated financial statements of the Master Fund, including the Consolidated Schedule of Investments, are attached to this report and should be read in conjunction with the TI 2 Fund’s financial statements. As of September 30, 2017, the TI 2 Fund’s beneficial ownership of the Master Fund’s Members’ Capital was 24.96%.

Effective January 1, 2013, the TI 1 Fund made the election to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) (i.e., a 1099-issuing “RIC”).

The Board of Directors (the “Board”) has overall responsibility to manage and supervise the operations of the TI 2 Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the TI 2 Fund’s business.

Grosvenor Capital Management, L.P., (the “Adviser” or “Grosvenor”) serves as the management services provider of the TI 2 Fund and the investment adviser of the Master Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and is responsible for the day-to-day operations of both the Master Fund and the TI 2 Fund as well as all portfolio management and investment advisory services for the Master Fund. In addition, the Adviser provides various management and administrative services to the TI 2 Fund pursuant to a management agreement with the TI 2 Fund and is responsible for the investment of the cash reserves of the TI 2 Fund.

The attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

7

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2017

2. Summary of Significant Accounting Policies

a. Basis of Presentation

The investment adviser has determined that the TI 2 Fund meets the requirements of an investment company and as a result, maintains its accounting records and has presented these financial statements in accordance with the reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies (“ASC 946”).

The accompanying financial statements of the TI 2 Fund have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”) and are stated in United States Dollars (“U.S. Dollars” or “$”). The following is a summary of the significant accounting and reporting policies used in preparing the financial statements:

b. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the TI 2 Fund’s financial statements are reasonable and prudent; however, the actual results could differ from these estimates.

c. Capital Transactions

Shares of the TI 2 Fund (“Shares”) purchased by eligible investors may be accepted as of the first day of each month, or at such times as the Board may determine. Investors who purchase Shares of the TI 2 Fund in the offering, and other persons who acquire Shares, will become members of the TI 2 Fund (“Members”).

In connection with initial and additional investments, Members may be charged a maximum sales load of up to 2.5% (the “Sales Load”) on Shares purchased through Selling Agents (as defined in Note 4). No Sales Load will be charged by the Selling Agents to certain types of Members. In addition, no Sales Load will be charged to any Member investing directly with the TI 2 Fund through the Distributor (as defined in Note 4).

The TI 2 Fund may, from time to time, offer to repurchase Shares from its Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the TI 2 Fund’s assets and other factors considered by the Board. The Adviser expects that it will recommend to the Board that the TI 2 Fund offer to repurchase Shares from Members four times each year, effective as of the last day of each calendar quarter. Members can only transfer or assign Shares under certain limited circumstances. Member repurchases are recognized as liabilities when the amount becomes fixed and determinable. This generally will occur on the last day of a fiscal period.

The attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

8

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2017

2. Summary of Significant Accounting Policies

d. Income Taxes and Distributions

The TI 2 Fund is classified as a corporation for federal income tax purposes, and intends to elect to be treated, and expects each year to qualify as a RIC under Subchapter M of the Code. The TI 2 Fund has elected to have a tax year end of October 31. The TI 2 Fund intends to annually distribute to its Members substantially all of its ordinary income and net realized gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for U.S. federal income or excise tax has been recorded in these financial statements.

As of September 30, 2017, the TI 2 Fund’s allocable share of the cost and unrealized appreciation/(depreciation) of the Investment Funds and the Sub-Fund owned by the Master Fund, based on cost for federal income tax purposes as of October 31, 2016, were as follows:

	Investment Funds	Sub-Fund
Tax Cost Basis of Investments	$81,369,808	$717,511

Gross Unrealized Appreciation	$4,779,612	$267,157
Gross Unrealized Depreciation	(2,819,044)	–

Net Unrealized Appreciation/(Depreciation)	$1,960,568	$267,157

The cost of investments in Investment Funds shown above is attributable to investments held directly by the Master Fund and excludes the cost of the Master Fund’s investment in the Sub-Fund. The TI 2 Fund’s policy of determining the Sub-Fund tax cost is to calculate using the tax basis of the corporation and not the tax cost basis of the individual investment fund holdings of the Sub-Fund. The aggregate cost of Investment Funds takes into consideration tax elections made as of October 31, 2016 on passive foreign investment companies (“PFICs”). For tax purposes, the cost of the Sub-Fund takes into consideration the tax cost of underlying investments contributed on January 1, 2013, in addition to tax treatment of redemptions subsequent to such contribution date.

Permanent book-to-tax basis differences resulted in the reclassification of amounts stated below as of October 31, 2016, the Fund’s tax year end, between the capital accounts reported on the TI 2 Fund’s Statement of Assets, Liabilities and Members’ Capital as of September 30, 2017. Such permanent reclassifications are primarily due to: (i) the sales of PFIC investments; and (ii) differences between financial and tax reporting related to the Sub-Fund. Net assets and the Net Asset Value (“NAV”) of the TI 2 Fund were not affected by these reclassifications.

The attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

9

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2017

2. Summary of Significant Accounting Policies (continued)

d. Income Taxes and Distributions (continued)

Paid-in Capital	Accumulated Net Investment Loss	Accumulated Undistributed Net Realized Losses
$ (37,995)	$5,549,297	$(5,511,302)

The tax basis of undistributed earnings for the fiscal tax year ended October 31, 2016 shown below represents distribution requirements met by the TI 2 Fund subsequent to the fiscal tax year end in order to satisfy income tax requirements and the capital loss carryforward as of the tax year end. The capital loss carryforward is not subject to expiration. The capital loss carryforwards will reduce the TI 2 Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the TI 2 Fund of any liability for federal tax. Based on the current investment strategy of the Master Fund, the investment adviser does not expect the capital loss carryforward indicated below to be utilized by the TI 2 Fund.

Undistributed Ordinary Income	Capital Loss Carryforward	Last Year Ordinary Loss Deferral
$ -	$(4,404,930)	$138,164

The tax character of distributions paid for the six months ended September 30, 2017 and the year ended March 31, 2017 were as follows:

	Six Months ended September 30, 2017	Year ended March 31, 2017
From ordinary income	$ –	$–
From long-term capital gains	–	–
Total distributions	$ –	$–

The authoritative guidance on accounting for and disclosure of uncertainty in any significant tax positions requires management to determine whether a tax position of the TI 2 Fund is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Management of the TI 2 Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Furthermore, management of the TI 2 Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Therefore no additional tax

The attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

10

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2017

2. Summary of Significant Accounting Policies (continued)

d. Income Taxes and Distributions (continued)

expense, including any interest or penalties was recorded for the period ended September 30, 2017. To the extent the TI 2 Fund is required to record interest and penalties, they would be included in income tax expense on its Statement of Operations.

Under the respective statute of limitations, the TI 2 Fund is generally subject to examinations by taxing authorities for up to three years from the date of filing. The TI 2 Fund has no examinations in progress.

e. Other

Cash represents cash in banks with the TI 2 Fund’s custodian, The Bank of New York Mellon. In circumstances when Federal Deposit Insurance Corporation insured limits are exceeded, the risk of default depends on the creditworthiness of The Bank of New York Mellon. Through September 30, 2017, the TI 2 Fund has not experienced any losses in such accounts. The Adviser monitors the creditworthiness of The Bank of New York Mellon in an attempt to mitigate risk of loss.

The TI 2 Fund records its proportionate share of the Master Fund’s investment income, expenses and realized and unrealized gains and losses as allocated by the Master Fund. In addition, the TI 2 Fund records its own income and expenses on the accrual basis.

In accordance with the authoritative guidance on distinguishing liabilities from capital, repurchases are recognized as liabilities when the dollar amount requested in the repurchase notice becomes fixed, which generally occurs on the last day of the fiscal period. As a result, repurchases paid after the end of the period, but based upon fixed amounts as of September 30, 2017, are reflected as repurchase of Members’ Shares payable on the Statement of Assets, Liabilities and Members’ Capital at September 30, 2017.

3. Portfolio Valuation

The TI 2 Fund records its investment in the Master Fund at fair value, which represents the TI 2 Fund’s proportionate interest in the Master Fund’s Members’ Capital. The performance of the TI 2 Fund is directly affected by the performance of the Master Fund. The valuation of investments held by the Master Fund is discussed in the notes to the Master Fund’s consolidated financial statements attached to this report.

The attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

11

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2017

4. Fund Expenses

Pursuant to a management agreement between the TI 2 Fund and the Adviser, the Adviser is entitled to a management fee (the “Management Fee”), paid monthly in arrears, equal to an annual rate of 0.5% of the Members’ ending monthly capital of the TI 2 Fund before taking into consideration the Management Fee, prior to any repurchases or distribution of capital during the month.

GRV Securities LLC (“GSLLC”), an affiliate of the Adviser, serves as the distributor of Shares (the “Distributor”) for the TI 2 Fund. GSLLC does not receive payment from the TI 2 Fund for these services. Shares may be purchased through the Distributor or brokers or dealers (“Selling Agents”) that have entered into selling agreements with the Distributor.

BNY Mellon Investment Servicing Trust Company provides custodial and transfer agent services for the TI

1 Fund. BNY Mellon Investment Servicing (U.S.) Inc. serves as administrator and accounting agent to the TI 1 Fund and in that capacity provides certain accounting, record keeping, investor related services, and regulatory administrative services. The TI 2 Fund pays a monthly fee to the custodian and the administrator based on a fixed fee and the Member count.

The Adviser generally bears all of its own expenses incurred in providing services to the Master Fund and the TI 2 Fund, except that the Master Fund reimburses the Adviser $25,000 per year for certain out-of-pocket costs and expenses incurred in connection with the operation of the Master Fund. During the period ended September 30, 2017, the Master Fund reimbursed the Adviser $11,929 for out of pocket costs, which is included in other expenses in the Master Fund’s Consolidated Statement of Operations.

The TI 2 Fund bears its own expenses and, indirectly, bears a pro rata portion of the Master Fund’s expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the Investment Managers and the general operating expenses of the Investment Funds; all costs and expenses directly related to the portfolio transactions and positions for the Master Fund’s account; legal fees; accounting and auditing fees; custodial and escrow fees; fees paid to the TI 2 Fund’s and the Master Fund’s administrator; costs of insurance; Management Fees and Advisory Fees (as defined in the attached Master Fund consolidated financial statements); the fees and travel expenses and other expenses of the TI 2 Fund’s and the Master Fund’s Boards; all costs with respect to communications regarding the TI 2 Fund’s and the Master Fund’s transactions between the Adviser and any custodian or other agent engaged by the TI 2 Fund; and other types of expenses approved by the TI 2 Fund’s or the Master Fund’s Board. The expenses of the Investment Funds are not included in expenses in the TI 2 Fund’s Statement of Operations or the Financial Highlights, as the effect of these expenses is recognized in realized and unrealized gains and losses allocated from the Master Fund.

The attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

12

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2017

4. Fund Expenses (continued)

The ordinary operating expenses of the TI 2 Fund (inclusive of the Management Fee and the TI 2 Fund’s share of the Master Fund ordinary operating expenses, but excluding all fees, expenses and incentive allocations of the underlying Investment Funds and taxes, interest and related costs of borrowing, brokerage commissions and any extraordinary expenses of the TI 2 Fund or the Master Fund) are subject to an expense limitation agreement between Grosvenor and the TI 2 Fund, capping such expenses at 2.34% of the average monthly net assets of the TI 2 Fund (the “Expense Limitation”). The Expense Limitation Agreement will remain in effect until July 31, 2018 and will terminate unless renewed by the Adviser. In consideration of the Adviser’s agreement to limit the TI 2 Fund’s expenses, the TI 2 Fund will carry forward the amount of fees waived and expenses paid or absorbed by the Adviser in excess of the Expense Limitation, for a period not to exceed three years from the end of the fiscal year in which the fee was waived and will reimburse the Adviser such amounts. Recoupment will be made as promptly as possible, but will be limited to the lesser of (a) the expense cap in effect at the time of a waiver and (b) the expense cap in effect at the time of the recoupment.

As of September 30, 2017, the recoupments that may potentially be made by the TI 2 Fund are as follows:

Amounts Available for Recoupment by the Adviser:

Expiration	March 31, 2021	March 31, 2020	March 31, 2019	March 31, 2018
Amount available for recoupment	$–	$–	$–	$–

No expenses were recouped in the current period.

5. Related Party Transactions

The Board is made up of six Board Members, five of which are not “interested persons”, as defined by the 1940 Act (the “Independent Directors”). Compensation to the Board is paid and expensed by the Master Fund and allocated pro-rata to the Feeder Funds. All Independent Directors may be reimbursed for out-of-pocket expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Independent Directors. The total fees and expenses (including compensation) of the Independent Directors and applicable fund officers’ compensation fees, which relate to services provided by the Chief Compliance Officer, are shown on the Master Fund’s Consolidated Statement of Operations.

The attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

13

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2017

5. Related Party Transactions (continued)

The TI 2 Fund has entered into a member services agreement with Grosvenor Capital Management, L.P. (the “Servicing Agent”) to provide (or arrange provision of) ongoing Member and account maintenance services. As consideration for these services, the TI 2 Fund pays a monthly servicing fee (the “Servicing Fee”) to the Servicing Agent at an annualized rate of 0.25% of the net assets of the TI 2 Fund that are attributable to the Members serviced by such Servicing Agent, as determined as of the last day of the month prior to any withdrawal or distribution of capital during the month.

6. Risks

In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling, writing option contracts and equity swaps. However, as a result of the investments by the Master Fund as a limited partner, member or shareholder, the Master Fund’s liability with respect to its investments in the Investment Funds is generally limited to the NAV of its interest in each Investment Fund.

Because the TI 2 Fund is a closed-end investment company, Shares are not redeemable at the option of Members and are not exchangeable for Shares of any other fund. Although the Board in its discretion may cause the TI 2 Fund to offer from time to time to repurchase Shares at the Members’ capital account value, Shares are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Shares by the TI 2 Fund, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Shares. Because the Master Fund’s investments in Investment Funds themselves have limited liquidity, the Master Fund and the TI 2 Fund may not be able to fund significant repurchases. Members whose Shares are accepted for repurchase also bear the risk that the TI 2 Fund’s Members’ capital account value may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Shares are valued for the purpose of repurchase.

Liquidity risk is the risk that the Master Fund will encounter difficulty in meeting obligations associated with financial liabilities. Among other things, liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from the Investment Funds, or unforeseen outflows of cash to meet tender demands. This situation may arise due to circumstances outside of the Master Fund’s control, such as a general market disruption or an operational issue affecting the Master Fund or third parties, including the Investment Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Master Fund’s capital investment in the Investment Funds can be withdrawn on a limited basis. As a result, the Master Fund may not be able to provide liquidity to the TI 2 Fund, and the TI 2 Fund may not be able to liquidate quickly some of its investments in the Master Fund in order to meet liquidity requirements or respond to market events.

The attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

14

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2017

7. Guarantees

Under the TI 2 Fund’s organizational documents, its Independent Directors and fund officers are indemnified against certain liabilities arising out of the performance of their duties to the TI 2 Fund. In addition, in the normal course of business, the TI 2 Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The TI 2 Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the TI 2 Fund that have not yet occurred. However, based on experience, the TI 2 Fund expects the risk of loss due to these warranties and indemnities to be remote.

8. Share Capital

Shares are offered monthly at the NAV of the TI 2 Fund, which will vary. For the six months ended September 30, 2017, the following Share transactions occurred:

Beginning Shares	Shares Subscribed	Shares Redeemed	Shares Outstanding	NAV per Share
95,809.86	68.64	(5,942.31)	89,936.19	$ 992.13

At September 30, 2017, the TI 2 Fund had two Members who held 33.10% and 11.36% of the TI 2 Fund’s Members’ Capital, respectively. Investment activity of these Members could have a material effect on the TI 2 Fund’s Members’ Capital.

9. Subsequent Events

The TI 2 Fund has evaluated all subsequent events through the date that the financial statements were issued and noted no material events requiring disclosure.

The attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

15

GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND, LLC

Consolidated Financial Statements (unaudited)

For the Six Months Ended September 30, 2017

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Financial Statements (unaudited)

For the Six Months Ended September 30, 2017

The Master Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Qs are available (i) without charge, upon request, by calling (866) 211-4521; and (ii) on the SEC’s website at www.sec.gov. The Form N-Qs may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may also be obtained by calling 1-800-SEC-0330.

The Master Fund has adopted Proxy Voting Policies and Procedures under which the Master Fund votes proxies relating to securities held by the Master Fund. In addition, the Master Fund files Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Master Fund’s Proxy Voting Policies and Procedures and the Master Fund’s proxy voting record (Form N-PX) is available (i) without charge, upon request, by calling (855) 426-9321; and (ii) on the SEC’s website at www.sec.gov.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statement of Assets, Liabilities and Members’ Capital (unaudited)

September 30, 2017

ASSETS

Investments in Investment Funds, at fair value (cost $ 272,007,055)	$337,988,936
Cash	491,919
Redemptions receivable from investments in Investment Funds	25,201,251
Investments in Investment Funds paid in advance	5,400,000
Current income tax benefit receivable	176,075
Prepaid expenses	63,788
Other assets	5,708

Total assets	369,327,677

LIABILITIES

Repurchase of Members’ interests payable	8,600,000
Loan payable	3,000,000
Advisory fee payable	607,551
Net deferred income tax liability	580,319
Professional fees payable	175,431
Board of Directors’ and Fund Officer’s compensation payable	115,635
Administration fee payable	69,619
Facility fees payable	20,553
Interest payable	1,125

Total liabilities	13,170,233

NET ASSETS	$356,157,444

Net Capital*	$290,755,882
Accumulated net unrealized appreciation/(depreciation) on investments in Investment Funds	65,401,562

MEMBERS’ CAPITAL	$356,157,444

*	Net Capital includes net subscriptions, cumulative net investment income/(loss) and cumulative net realized gain/(loss) from investments in Investment Funds.

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited)

September 30, 2017

Investment Funds*	First Acquisition Date	Cost	Fair Value	% of Members’ Capital	Liquidity**

Distressed

Fortress Value Recovery Fund, LLC (b)	1/1/2006	$205,367	$51,377	0.01%	(4)

Harbinger Capital Partners Sp. Situations Fund, L.P. (a)(b)	7/1/2007	5,126,878	1,480,234	0.42%	(1)

Highland Crusader Fund, L.P. (b)(c)	8/1/2005	243,941	289,447	0.08%	(1)

King Street Capital, L.P. (a)(b)	1/1/2003	347,937	778,995	0.22%	(2)

Redwood Domestic Fund, L.P. (a)(b)	1/1/2003	78,198	176,864	0.05%	(2)

Silver Point Capital Fund, L.P. (a)(b)	1/1/2003	127,575	223,114	0.06%	(2)

Total Distressed		6,129,896	3,000,031	0.84%

Event Driven

Elliott International Ltd.	1/1/2013	19,844,104	28,699,655	8.06%	Quarterly

Magnetar Capital, L.P. (a)(b)	7/1/2007	125,732	215,861	0.06%	(2)

Perry International Inc. (a)	1/1/2013	734,389	735,141	0.21%	(2)

York European Opportunities Unit Trust	7/1/2014	17,833,155	20,326,337	5.71%	Quarterly

Total Event Driven		38,537,380	49,976,994	14.04%

Long and/or Short Equity

Atlas Enhanced Fund, Ltd.	9/1/2016	18,350,000	18,985,675	5.33%	Monthly

BlackRock European Hedge Fund Limited	9/1/2017	7,000,000	7,138,528	2.00%	Monthly

Brilliant Light Power, Inc. (c)	12/1/2014	221,520	553,800	0.16%	(3)

Brookside Capital Partners Fund, L.P. (a)(b)	10/1/2009	22,323	28,754	0.01%	(2)

Citadel Global Equities Fund Ltd.	10/1/2012	3,426,977	5,735,433	1.61%	Monthly

Discovery Global Opp Offshore Fund Ltd.	2/1/2013	8,352,778	9,328,022	2.62%	Quarterly

Hitchwood Capital Fund, Ltd.	10/1/2014	14,546,071	16,121,224	4.53%	Quarterly

Impala Fund Ltd.	1/1/2013	11,086,457	18,222,648	5.12%	Quarterly

Renaissance Institutional Diversified Alpha Fund International, L.P.	7/1/2016	19,100,000	19,980,576	5.61%	Monthly

SEG Partners Offshore, Ltd.	3/1/2013	14,898,724	22,632,839	6.35%	Quarterly

Tremblant Ltd.	1/1/2013	10,845,563	13,729,230	3.85%	Quarterly

Total Long and/or Short Equity		107,850,413	132,456,729	37.19%

Macro/Commodities

Cumulus Fund	10/1/2016	7,900,000	5,783,606	1.62%	Monthly

Discovery Global Macro Fund, Ltd.	1/1/2014	10,132,437	8,896,313	2.50%	Quarterly

Element Capital Feeder Fund Ltd.	4/1/2012	10,037,067	17,541,001	4.92%	Quarterly

Graticule Asia Macro Fund Ltd.	5/1/2013	11,959,368	14,525,948	4.08%	Quarterly

Trend Macro Offshore, Ltd.	12/1/2016	15,050,000	15,443,975	4.34%	Monthly

Total Macro/Commodities		55,078,872	62,190,843	17.46%

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)

September 30, 2017

Investment Funds* (continued)	First Acquisition Date	Cost	Fair Value	% of Members’ Capital	Liquidity**

Multi-Arbitrage

Canyon Balanced Fund Ltd.	1/1/2013	$15,358,587	$20,230,457	5.68%	Quarterly

Canyon Value Realization Fund Ltd.	12/1/2013	6,746,768	8,379,320	2.35%	Quarterly

Chenavari Multi-Strategy Credit Fund Ltd.	6/1/2013	12,580,130	15,880,725	4.46%	Monthly

Citadel Kensington Ltd.	3/1/2013	17,536,058	28,949,355	8.13%	Quarterly

Magnetar Constellation Fund, Ltd.	4/1/2012	11,451,173	16,064,244	4.51%	Quarterly

OZ Domestic Partners, L.P. (a)(b)	1/1/2003	121,686	236,109	0.07%	(2)

Stark Investments, L.P. (a)(b)	1/1/2003	375,848	368,474	0.10%	(4)

Stark Select Asset Fund LLC (b)	1/1/2010	240,244	255,655	0.07%	(4)

Total Multi-Arbitrage		64,410,494	90,364,339	25.37%

Total Investments in Investment Funds		$272,007,055	$337,988,936	94.90%

Other Assets, Less Liabilities			18,168,508	5.10%

Members’ Capital			$356,157,444	100.00%

The following table represents the geographic regions of the Master Fund’s investments based on the investment mandate of each Investment Fund:

Geographic Location	Percent of Investments in Investment Funds

Asia	4.30%
Europe	12.82
Global	62.95
United States/Canada	19.93

Total	100.00%

*	Non-income producing investments. The Master Fund’s investments in Investment Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Investment Funds are restricted securities per Rule 12-12.8 of Regulation S-X.

**	Available frequency of redemptions after initial lock-up period.

(a)	A portion or all of the Master Fund’s interest in the Investment Fund is held in side pockets which have restricted liquidity.

(b)	The Investment Fund is held by the GRF Domestic Sub-Fund LLC (the “Sub-Fund”), a wholly-owned subsidiary of the Master Fund. Investment Fund’s held by the Sub-Fund represents 1.2% of the total investments.

(c)	The Investment Fund is considered a Level 3 investment.

(1)	The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.

(2)	All of the Master Fund’s remaining interest in the Investment Fund is held in side pockets.

(3)	The Master Fund received shares of a private company, Brilliant Light Power, Inc., as a full distribution in-kind from Black Bear Fund I, LP effective December 1, 2014. No active market exists for the interest in the private company held by the Master Fund and the Adviser is unable to estimate the holding period of this investment.

(4)	The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner and has also presented annual financial statements under the liquidation basis of accounting.

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)

September 30, 2017

The following table describes the investments held within each investment category:

(a) Distressed Securities This investment category includes the Investment Funds that invest in debt and equity securities of companies in financial difficulty, reorganization or bankruptcy, nonperforming and subperforming bank loans, and emerging market debt.

Notice Period	Redemption Restrictions and Terms*
Not Applicable	0-2 years.
Side pocket & liquidating vehicle arrangements exist for 100.00%** of the Investment Funds.

(b) Event Driven This investment category includes the Investment Funds that take significant positions in companies with special situations, including distressed stocks, mergers and takeovers.

Notice Period	Redemption Restrictions and Terms*
30 - 60 Days	0-1 year.
Side pocket & liquidating vehicle arrangements exist for 1.90%** of the Investment Funds.

(c) Long and/or Short Equities This investment category includes the Investment Funds that make long and short investments in equity securities that are deemed by the Investment Managers to be under or overvalued. The Investment Managers typically do not attempt to neutralize the amount of long and short positions.

Notice Period	Redemption Restrictions and Terms*
31 - 75 Days	0-2 years.
Side pocket & liquidating vehicle arrangements exist for less than 0.44%** of the Investment Funds.

(d) Macro/Commodities This investment category includes the Investment Funds that invest in a variety of instruments including global currencies, interest rates, sovereign debt and commodities based on an analysis of many broad factors including: global monetary and trade policy, geopolitical events, supply and demand, global investor sentiment and various technical factors.

Notice Period	Redemption Restrictions and Terms*
30 - 90 Days	0-1 year.

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)

September 30, 2017

(e) Multi-Arbitrage This investment category includes the Investment Funds that seek to exploit price differences of identical or similar financial instruments, on different markets or in different forms by simultaneously purchasing and selling an asset in order to profit from the difference.

Notice Period	Redemption Restrictions and Terms*
45 - 93 Days	0-2 years.
Side pocket & liquidating vehicle arrangements exist for 0.95%** of the Investment Funds.

*

The information summarized in the table above represents the general terms of the specific asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in constituent documents, to modify and waive such terms.

**	Reflects the fair value of investments in each respective investment category.

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statement of Operations (unaudited)

For the Six Months Ended September 30, 2017

NET INVESTMENT INCOME
Interest income	$48,461

EXPENSES
Advisory fee	1,853,721
Board of Directors’ and Fund Officer’s compensation	218,210
Professional fees	198,868
Administration fee	144,967
Insurance fees	72,357
Facility fees	41,607
Interest expense	1,125
Other expenses	52,478

Total expenses	2,583,333

Net investment loss	(2,534,872)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from investments in Investment Funds	10,384,737
Current income tax benefit	–

Net realized gain/(loss), net of taxes	10,384,737

Change in net unrealized appreciation/(depreciation) on investments in Investment Funds	2,919,912
Deferred income tax expense	(28,942)

Change in net unrealized appreciation/(depreciation), net of taxes	2,890,970

Net realized and unrealized gain/(loss) on investments	13,275,707

NET INCREASE IN MEMBERS’ CAPITAL RESULTING FROM OPERATIONS	$10,740,835

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statements of Changes in Members’ Capital

Members’ Capital, March 31, 2016	$412,238,310

Members’ subscriptions	5,809,638

Members’ interests repurchased	(75,169,665)

Net decrease in Members’ Capital resulting from capital transactions	(69,360,027)

Net investment loss	(5,789,398)

Net realized gain/(loss), net of taxes	15,666,563

Change in net unrealized appreciation/(depreciation), net of taxes	20,529,161

Net increase in Members’ Capital resulting from operations	30,406,326

Members’ Capital, March 31, 2017	373,284,609

Members’ subscriptions	1,632,000

Members’ interests repurchased	(29,500,000)

Net decrease in Members’ Capital resulting from capital transactions	(27,868,000)

Net investment loss	(2,534,872)

Net realized gain/(loss), net of taxes	10,384,737

Change in net unrealized appreciation/(depreciation), net of taxes	2,890,970

Net increase in Members’ Capital resulting from operations	10,740,835

Members’ Capital, September 30, 2017 (unaudited)	$356,157,444

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statement of Cash Flows (unaudited)

For the Six Months Ended September 30, 2017

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in Member’s Capital resulting from operations	$10,740,835
Adjustments to reconcile net increase in Member’s Capital resulting from operations to net cash provided by operating activities:
Change in net unrealized (appreciation)/depreciation on investments in Investment Funds	(2,919,912)
Net realized (gain)/loss from investments in Investment Funds	(10,384,737)
Purchases of Investment Funds	(12,850,000)
Proceeds from the sale of Investment Funds	41,695,162
Proceeds from short-term investments, net	1,331,903
(Increase)/Decrease in operating assets:
Current income tax benefit receivable	45,688
Prepaid expenses	72,357
Other assets	(2,053)
Increase/(Decrease) in operating liabilities:
Advisory fee payable	(33,292)
Net deferred income tax liability	28,942
Professional fees payable	(12,858)
Board of Directors’ and Fund Officer’s compensation payable	(102,620)
Administration fee payable	(2,571)
Facility fees payable	(1,980)
Interest payable	1,125

Net cash provided by operating activities	27,605,989

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ subscriptions	1,632,000
Payments for Members’ interests repurchased	(32,645,000)
Proceeds from bank note	3,000,000

Net cash used in financing activities	(28,013,000)

Net decrease in cash	(407,011)

Cash at beginning of period	898,930

Cash at end of period	$491,919

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Cash received during the year for taxes	$45,632

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Financial Highlights

The following represents certain ratios to average Members’ Capital, total return, and other supplemental information for the year indicated:

	For the Six Months Ended September 30, 2017*		Years Ended March 31,
	(unaudited)		2017		2016		2015		2014		2013
Ratios to average Members’ Capital: (a)

Net investment loss (b)	(1.38%)		(1.45%)		(1.38%)		(1.33%)		(1.36%)		(1.37%)

Total expenses (b)(c)	1.41%		1.45%		1.38%		1.33%		1.37%		1.37%

Total return (d)	2.98%		7.82%		(5.06%)		4.70%		7.44%		6.78%

Portfolio turnover rate: (e)	3.79%		20.57%		0.40%		22.24%		32.59%		86.35% (f)

Members’ Capital, end of period ($000)	$356,157	$	373,285	$	412,238	$	487,504	$	502,755	$	514,852

*	The ratios, excluding portfolio turnover rate and total return, for this period have been annualized.

(a)	Average Members’ Capital is determined by using the net assets as of the first day of the fiscal year and at the end of each month during the period.

(b)

Ratio does not reflect the Master Fund’s proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Investment Funds. The Investment Funds’ expense ratios, excluding incentive fees or allocations, range from 0.00% to 6.77% (unaudited). The Investment Funds’ incentive fees or allocations can be up to 25% of profits earned (unaudited).

(c)

Ratio excludes the current and deferred income tax expense or benefit related to the net investment income/loss and realized and unrealized gain or loss from the Sub-Fund. For the six month ended September 30, 2017, this amount was a tax expense of 0.01% of average Members’ Capital. For the year ended March 31, 2017, this amount was a tax benefit of 0.01% of average Members’ Capital. For the year ended March 31, 2016, this amount was a tax benefit of 0.02% of average Members’ Capital. For the year ended March 31, 2015, this amount was a tax benefit of 0.04% of average Members’ Capital. For the year ended March 31, 2014, this amount was a tax expense of 0.24% of average Members’ Capital.

(d)

Total return assumes a purchase of an interest in the Master Fund on the first day and a sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns. An individual Member’s return may vary from these returns based on the timing of Member subscriptions and redemptions.

(e)	The ratio excludes in-kind transactions.

(f)	The ratio calculation reflects the transition of the Master Fund domestic limited partnership limited vehicles to offshore corporations, or similar vehicles as discussed in Note 1.

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (unaudited)

September 30, 2017

1. Organization

Grosvenor Registered Multi-Strategy Master Fund, LLC (the “Master Fund”) commenced operations on January 1, 2003, and is a Delaware limited liability company. The Master Fund is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified management investment company. The Master Fund’s Board of Directors (the “Board”) has overall responsibility to manage and supervise the operations of the Master Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Master Fund’s business. Under the supervision of the Board and pursuant to an investment advisory agreement, Grosvenor Capital Management L.P., (the “Adviser” or “Grosvenor”) serves as the investment adviser of the Master Fund. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and is responsible for the day-to-day operations of the Master Fund as well as all portfolio management and investment advisory services.

The Master Fund’s primary investment objectives are to provide investors (i) an attractive, long-term rate of return, on an absolute as well as a risk-adjusted basis, (ii) low performance volatility and (iii) minimal correlation with the equity and fixed income markets. The Master Fund pursues its investment objectives principally through a multi-manager, multi-strategy program of investment in a diverse group of private investment funds (“Investment Funds”), managed by a select group of alternative asset managers (“Investment Managers”). The Master Fund seeks diversification by investing in Investment Funds that (i) pursue non-traditional investment strategies and (ii) are expected to exhibit a low degree of performance correlation, not only with broad market indices but also with each other. The Master Fund invests in the Investment Funds as a limited partner, member or shareholder, along with other investors and generally invests in between 15 and 50 Investment Funds. It is expected that the Investment Funds in which the Master Fund invests will not be registered under the 1940 Act.

The Master Fund has three feeder funds, the Grosvenor Registered Multi-Strategy Fund (TI 1), LLC (the “TI 1 Fund”), Grosvenor Registered Multi-Strategy Fund (TI 2), LLC (the “TI 2 Fund”) and Grosvenor Registered Multi-Strategy Fund (W), LLC (the “W Fund”), each of which is a Delaware limited liability company that is registered under the 1940 Act as a closed-end, diversified, management investment company. The TI 1 Fund, the TI 2 Fund and the W Fund, (collectively, the “Feeder Funds” or the Master Fund’s “Members”), pursue their investment objectives by investing substantially all of their assets in the Master Fund. The Feeder Funds have the same investment objectives and substantially the same investment policies as the Master Fund (except that the Feeder Funds pursue their investment objectives by investing in the Master Fund).

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2017

1. Organization (continued)

Effective January 1, 2013, the TI 1 and TI 2 Funds made the election to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986 (i.e., a 1099-issuing “RIC”). Upon commencement of operations on September 1, 2013, the W Fund made the election to be treated as a RIC. For tax and regulatory reasons related to such an election, on January 1, 2013, the Master Fund transferred certain investments which were organized as domestic limited partnerships in exchange for membership interests in the Sub-Fund, which is a Delaware limited liability company, with the same investment adviser as the Master Fund.

As of September 30, 2017, the TI 1 Fund’s ownership of the Master Fund’s Members’ Capital was 69.83%, the TI 2 Fund’s ownership of the Master Fund’s Members’ Capital was 24.96% and the W Fund’s ownership of the Master Fund’s Members’ Capital was 5.21%.

2. Summary of Significant Accounting Policies

a. Basis of Presentation

The Investment Adviser has determined that the Master Fund meets the requirements of an investment company and as a result, maintains its accounting records and has presented these consolidated financial statements in accordance with the reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies (“ASC 946”).

The accompanying consolidated financial statements of the Master Fund have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”) and are stated in United States Dollars (“U.S. Dollars” or “$”). The following is a summary of the significant accounting and reporting policies used in preparing the consolidated financial statements:

b. Basis of Consolidation

The accompanying consolidated financial statements include the accounts of the Sub-Fund, which was established primarily to hold and manage certain illiquid Investment Funds. As of September 30, 2017, the Master Fund owns 100% of the Sub-Fund. The Master Fund’s investment in the Sub-Fund, including the results of its operations, has been consolidated and all intercompany accounts and transactions have been eliminated in consolidation.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2017

2. Summary of Significant Accounting Policies (continued)

c. Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying consolidated notes. Management believes that the estimates utilized in preparing the Master Fund’s consolidated financial statements are reasonable and prudent; however, the actual results could differ from these estimates.

d. Capital Transactions

Interests in the Master Fund (“Interests”) are generally offered only to the Feeder Funds, and subscriptions for Interests may be accepted as of the first day of each month or at such times as the Board may determine. The Master Fund may, from time to time, offer to repurchase Interests from its Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Master Fund’s assets and other factors considered by the Board. The Adviser expects that it will recommend to the Board that the Master Fund offer to repurchase Interests from Members four times each year, effective as of the last day of each calendar quarter. Members can only transfer or assign Interests under certain limited circumstances.

e. Master Fund Expenses

The Master Fund bears certain expenses incurred in its business, including, but not limited to, the following: all costs and expenses directly related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Master Fund’s administrator; costs of insurance; Advisory Fees (as defined in Note 6); advisory out-of-pocket fees; the fees and travel expenses and other expenses of the Board; all costs with respect to communications regarding the Master Fund’s transactions between the Adviser and any custodian or other agent engaged by the Master Fund; and other types of expenses approved by the Board. Expenses, including incentive fees or allocations, of the underlying Investment Funds are not included in expenses reported on the Consolidated Statement of Operations as the effect of these expenses is recognized in realized and unrealized gains and losses.

The Master Fund has retained BNY Mellon Investment Servicing (U.S.) Inc. (the “Administrator and Transfer Agent”) to provide accounting and certain administrative and investor services to the Master Fund, including fund accounting, investor accounting, and taxation services, and to act as the registrar and transfer agent. The Bank of New York Mellon (the “Custodian”) serves as the custodian of the assets of the Master Fund. The Master Fund pays a monthly fee to the Administrator and Transfer Agent and Custodian based primarily upon month-end Members’ Capital.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2017

2. Summary of Significant Accounting Policies (continued)

f. Income Taxes

The Master Fund is structured as a limited liability company and is not subject to U.S. federal income taxes; each Member is liable for income taxes, if any, on its share of the Master Fund’s net taxable income.

The Sub-Fund does not qualify as a RIC pursuant to Subchapter M of the Internal Revenue Code; consequently it is obligated to pay federal, state and local income tax on taxable income.

The Master Fund is required to account for the Sub-Fund’s estimate of income taxes for federal and state purposes through the establishment of a current and a deferred income tax asset/recoverable or liability/payable. The Sub-Fund’s tax expense or benefit is consolidated into the Master Fund’s Consolidated Statement of Operations based on the component of income or gains/(losses) to which such expense or benefit relates. Deferred income taxes reflect the future tax effects of temporary differences between the carrying amounts of assets for financial reporting purposes and the amounts used for income tax purposes.

Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled.

The net income tax expense/(benefit) for the Sub-Fund for the six months ended September 30, 2017, are as follows:

Current Expense/(Benefit)
Federal	$ –
State	–

Total Current Expense/(Benefit)	–

Deferred Expense/(Benefit)
Federal	25,706
State	3,236

Total Deferred Expense/(Benefit)	28,942

Total Expense/(Benefit) Impacting Change in Members’ Capital	$ 28,942

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2017

2. Summary of Significant Accounting Policies (continued)

f. Income Taxes (continued)

Components of the Sub-Fund’s deferred income tax assets and liabilities as of September 30, 2017, are as follows:

Deferred Income Tax Asset
Excess of tax basis over value of Investment Funds	$204,197
Valuation allowance	–

Net deferred income tax asset	$204,197

Deferred Income Tax Liability
Unrealized appreciation on Investment Funds	$(784,516)

Net deferred income tax liability	$(580,319)

Management considers the ability to realize deferred tax assets based upon all available evidence regarding sources of future taxable income including: income from existing deferred tax liabilities, estimates of future pre-tax income, the ability to carryback future losses to recover taxes previously paid, and prudent and feasible tax planning strategies. No valuation allowance has been recorded by the Sub-Fund or reflected in the Master Fund’s consolidated financial statements as of September 30, 2017.

The total income tax expense/(benefit) on the Sub-Fund’s net income differs from the amount computed by applying the federal statutory rate of 34% to that income as follows:

Consolidated pre-tax income/(loss)	$10,769,777
Not taxable at entity level	(10,706,514)

Sub-Fund pre-tax income/(loss)	$63,263

Sub-Fund pre-tax income/(loss) at statutory rate	$21,509

Reconciling items:
State income tax, net of federal tax impact	3,236
Adjustments to deferred	4,197

Total tax expense/(benefit)	$28,942

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2017

2. Summary of Significant Accounting Policies (continued)

f. Income Taxes (continued)

The tax cost of Investment Funds as of October 31, 2016, the Master Fund’s tax year end, takes into consideration qualified electing fund elections previously made by the Master Fund. The Sub-Fund takes into consideration the actual tax cost of each partnership investment transferred into the Sub-Fund on January 1, 2013, plus subsequent contributions and redemptions for tax purposes. Accordingly, the actual tax cost of investments for federal income tax purposes may be different than the GAAP amounts.

As of September 30, 2017, the tax cost and unrealized appreciation (depreciation) of the Investment Funds and the Sub-Fund held by the Master Fund, as determined utilizing tax adjustments as of October 31, 2016, were as follows:

	Investment Funds	Sub-Fund
Tax Cost Basis of Investments	$265,342,199	$2,874,887

Gross Unrealized Appreciation	$71,911,900	$1,070,430
Gross Unrealized Depreciation	(3,370,048)	–

Net Unrealized Appreciation/(Depreciation)	$68,541,852	$1,070,430

The cost of investments in Investment Funds attributable to investments held directly by the Master Fund shown above excludes the cost of the Master Fund’s investment in the Sub-Fund. The Master Fund’s policy of determining the Sub-Fund tax cost is to calculate using the tax basis of the corporation and not the tax cost basis of the individual investment fund holdings of the Sub-Fund.

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether any significant tax positions of the Master Fund or Sub-Fund is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Management of the Master Fund and Sub-Fund has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. Therefore no additional tax expense, including any interest or penalties was recorded for the six months ended September 30, 2017. To the extent the Master Fund or Sub-Fund is required to record interest and penalties, they would be included in income tax expense on its Consolidated Statement of Operations. Furthermore, management of the Master Fund and Sub-Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Under the respective statute of limitations, the Master Fund and Sub-Fund are generally subject to examinations by taxing authorities for up to three years from the date of filing. Neither the Master Fund nor the Sub Fund have any examinations in progress.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2017

2. Summary of Significant Accounting Policies (continued)

g. Security Transactions

Purchases of investments in the Investment Funds are recorded as of the first day of legal ownership of an Investment Fund and redemptions from the Investment Funds are recorded as of the last day of legal ownership. Realized gains or losses on investments in the Investment Funds are recorded at the time of the disposition of the respective investment based on specific identification.

For the six months ended September 30, 2017, aggregate purchases and sales of the Investment Funds amounted to $13,450,000 and $43,309,821, respectively.

The Master Fund may receive interest in an Investment Fund in exchange for its interest in a separate Investment Fund managed by the same Investment Manager. Additionally, the Master Fund may receive an in-kind distribution in exchange for its interest in an Investment Fund managed by an investment manager. These transactions are executed based on the fair value of the Investment Fund on a trade date and do not result in a movement of cash between the Master Fund and the Investment Manager. These transactions, if any, are included as a supplemental disclosure on the Consolidated Statement of Cash Flows. Any gain or loss associated with these transactions is recognized as a component of Net realized gain/(loss) from investments in Investment Funds. During the six months ended September 30, 2017, there were no exchanges of Investment Fund interests or in-kind distributions received by the Master Fund.

h. Other

Net investment income or loss and net realized and unrealized gain or loss from investments of the Master Fund for each month are allocated between, and credited to or debited against, the capital accounts of Members as of the last day of the month in accordance with each Member’s respective investment percentage for the month, as defined in the Master Fund’s operating agreement (the “Operating Agreement”).

In accordance with the authoritative guidance on distinguishing liabilities from capital, repurchases are recognized as liabilities when the dollar amount requested in the repurchase notice becomes fixed, which generally occurs on the last day of the fiscal period. As a result, repurchases paid after the end of the period, but based upon fixed amounts as of September 30, 2017, are reflected as repurchase of Members’ Interests payable on the Consolidated Statement of Assets, Liabilities and Members’ Capital at September 30, 2017.

Cash represents cash in banks. Interest income is recorded on the accrual basis. In circumstances when Federal Deposit Insurance Corporation insured limits are exceeded, the risk of default depends on the creditworthiness of the counterparties to each of these transactions. Through September 30, 2017, the Master Fund has not experienced any losses in such accounts and the Adviser monitors the creditworthiness of the counterparties in an attempt to mitigate risk of loss.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2017

3. Portfolio Valuation

Pursuant to the Master Fund’s valuation policies, the Board has delegated to the Adviser the general responsibility for valuation of the investments in the Investment Funds subject to oversight by the Board. The Board has approved procedures pursuant to which the Master Fund will value its investments in Investment Funds at fair value, generally at an amount equal to the Net Asset Value (“NAV”) of the Master Fund’s investment in the Investment Funds as determined by the Investment Fund’s general partner or Investment Manager. This is commonly referred to as using NAV as the practical expedient which allows for estimation of the fair value of an investment in an investment entity based on NAV or its equivalent if the NAV of the investment entity is calculated in a manner consistent with ASC 946. Because of the inherent uncertainty of valuations of the investments in the Investment Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Investment Funds existed, and the differences could be material.

In accordance with its valuation policies, if no such information is available, or if such information is deemed to not be reflective of fair value by the Adviser, an estimated fair value is determined in good faith by the Adviser pursuant to the Master Fund’s valuation procedures. All adjustments to fair value made by the Adviser are reviewed and approved by Grosvenor’s Valuation Committee, subject to Board approval. As of September 30, 2017, approximately 0.25% of the investments held by the Master Fund were fair valued.

The Investment Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid non-marketable securities and derivatives that are valued at estimated fair value. However, some of the Investment Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions of liquidity that are stricter than the liquidity restrictions applicable to general interests in the Investment Fund. If the Master Fund withdraws its interest from such an Investment Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Investment Fund. In instances, where such an Investment Fund closes its operations, the Master Fund may receive an “in-kind” distribution of a side pocket’s holdings in liquidation of its entire interest in the Investment Fund. The value of side pockets may fluctuate significantly. As of September 30, 2017, the Master Fund’s investments in side pockets and special liquidating vehicles represented 1.51% of the Master Fund’s net assets. Additionally, the governing documents of the Investment Funds generally provide that the Investment Funds may suspend, limit or delay the right of their investors, such as the Master Fund, to withdraw capital. The primary restrictions applicable to Investment Funds as of September 30, 2017, are described in detail on the Master Fund’s Consolidated Schedule of Investments.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2017

3. Portfolio Valuation (continued)

The Master Fund prioritizes the inputs to valuation techniques used to measure fair value. In accordance with Accounting Standards Update (“ASU”) No. 2015-07, Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”), investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. When the Adviser believes the reported NAV per share (or its equivalent) of an Investment Fund is not representative of fair value, the Adviser categorizes the investment in accordance with ASC Topic 820, Fair Value Measurement (“ASC 820”).

ASC 820 establishes a hierarchal disclosure framework which prioritizes and ranks the inputs to valuation techniques used in measuring investments at fair value. In accordance with ASC 820, the Master Fund has categorized its financial instruments into a three level fair value hierarchy. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The levels of the fair value hierarchy are defined as follows:

•

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

•

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly. These inputs include (a) quoted prices for similar assets in active markets; (b) quoted prices for identical or similar assets in markets that are not active; (c) inputs other than quoted prices that are observable.

•	Level 3 - Inputs that are unobservable.

Inputs are used in applying valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. If the inputs used to measure an investment fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument. The determination of the significance of a certain input and what constitutes observable requires judgment by the Adviser. The categorization of an investment within the hierarchy is based upon the observable inputs of each investment and does not necessarily correspond to the Adviser’s perceived risk of the investment. The units of account that are valued by the Master Fund are its interests in the Investment Funds and not the underlying holdings of such Investment Funds. Thus, the inputs used by the Master Fund to value its investments in each of the Investment Funds may differ from the inputs used to value the underlying holdings of such Investment Funds. Thus, an Investment Fund with all of its underlying investments classified as Level 1 may be classified as a Level 2 or Level 3 investment.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2017

3. Portfolio Valuation (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2017:

Description	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value at September 30, 2017

Investment Funds
Distressed	$–	$–	$289,447	$289,447
Long and/or Short Equity*	–	–	553,800	553,800

Total Investment Funds in fair value hierarchy*	–	–	843,247	843,247

Investment Funds measured at NAV**	–	–	–	337,145,689

Total Investment Funds*	$–	$–	$843,247	$337,988,936

*	Includes shares of a private company, Brilliant Light Power, Inc.

**	The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Statement of Assets, Liabilities and Members’ Capital.

The level classifications in the table above may not be indicative of the risk associated with the investment in each Investment Fund.

The Master Fund recognizes transfers into and out of the levels indicated above on the actual date of the event or change in circumstances that caused the transfer. All transfers in and out of Level 3 can be found in the Level 3 reconciliation table shown below, if applicable. There were no transfers between Level 1, Level 2 and Level 3 for the six months ended September 30, 2017.

The following table includes a roll-forward of the amounts for the six months ended September 30, 2017, for the investments classified within Level 3.

	Balance as of March 31, 2017	Purchases	Sales	Net realized gain/(loss)	Change in net unrealized appreciation / (depreciation)	Balance as of September 30, 2017

Distressed	$266,364	$–	$–	$–	$23,083	$289,447
Long and/or Short Equity	553,800	–	–	–	–	553,800

Total	$820,164	$–	$–	$–	$23,083	$843,247

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2017

3. Portfolio Valuation (continued)

The net realized and unrealized gains (losses) in the table above are reflected in the accompanying Consolidated Statement of Operations. Change in net unrealized appreciation/(depreciation) for the six months ended September 30, 2017, for Level 3 investments held by the Master Fund as of September 30, 2017, was an increase of $23,083.

When the Adviser believes that making an adjustment to the reported NAV (or its equivalent) is more representative of the fair value of Investment Fund investments, the Adviser in its discretion will make such an adjustment according to Adviser’s formal policies and procedures subject to Board approval. As of September 30, 2017, approximately 0.09% of investments in Investment Funds (approximately 34.33% of investments in Investment Funds classified in Level 3 of the fair value hierarchy) were fair valued using a discount rate of 15% to the reported NAV, which takes into account considerations that are unique to such investments.

The Master Fund holds an investment in a private company (“Private Company”) which is carried at fair value as determined by the Adviser and consistent with the valuation policy approved by the Board. Generally, the Adviser’s procedures used to determine fair value for this investment consider significant developments affecting the Private Company, such as material changes in the business, subsequent rounds of investments, comparable market data, etc. Although the Adviser uses its best judgment in estimating the fair value of the Private Company, there are inherent limitations in any estimation technique. The fair value estimates presented herein are not necessarily indicative of an amount the Master Fund could realize in a current transaction. No active market exists for the interest in the Private Company held by the Master Fund and as such, this is considered a Level 3 investment. As of September 30, 2017, the Private Company is valued based on recent rounds of equity financing, taking into account considerations that are unique to the Private Company itself and represents 0.16% of investments in Investment Funds (approximately 65.67% of investments in Investment Funds classified in Level 3 of the fair value hierarchy). The discount rate was 25%. As described above, the Master Fund’s investment in the Private Company is subject to various risks, including but not limited to, valuation and liquidity risk.

4. Capital Commitments of the Master Fund to the Investment Funds

As of September 30, 2017, the Master Fund had no unfunded capital commitments to the Investment Funds.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2017

5. Credit Facility

The Master Fund may borrow from time to time on a short-term basis for liquidity purposes and has established a committed U.S. Dollar denomination credit facility (the “Facility”) with one financial institution. The Facility is shared with several other affiliated funds which are managed by the Adviser and will terminate on September 14, 2018. The Facility contains annual renewal provisions. Under the terms of the Facility, the Master Fund may draw up to $25,000,000 subject to a combined maximum amount of $516,000,000. The Facility is subject to annual fees related to any unused portion of the Facility which are allocated based on the amount available to the Master Fund. Under the terms of the Facility, the Master Fund is subject to, among other things, Investment Fund liquidity tests and Investment Fund concentration tests. In the event that the Master Fund breaches certain of the liquidity and concentration covenants, the Master Fund’s ability to borrow is reduced. Facility fees payable, as reflected on the Consolidated Statement of Assets, Liabilities and Members’ Capital, represents unused borrowing under the Facility which accrues and compounds interest daily based on the base rate of the financial institution plus a spread. As of September 30, 2017, the Fund has $3,000,000 loan payable outstanding on the Consolidated Statement of Assets, Liabilities and Members’ Capital. During the six months ending September 30, 2017, the Master Fund had average outstanding borrowings of $65,574 with an average interest rate of 4.5%. Maximum borrowings of $3,000,000 were outstanding for 4 days as of September 30, 2017.

6. Related Party Transactions

The Board is made up of six Board members, five of whom are not “interested persons,” as defined by the 1940 Act, (the “Independent Directors”). The Independent Directors each receive annual compensation in the amount of $40,000 for their services to both the Master Fund and the Feeder Funds. All compensation to the Independent Directors and fund officers is paid by the Master Fund and allocated pro-rata to the Feeder Funds. All Independent Directors may be reimbursed for out-of-pocket expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Independent Directors.

The Master Fund incurred $218,210 of Independent Directors’ and applicable Fund Officer’s compensation fees, which relate to services provided by the Chief Compliance Officer, for the six months ended September 30, 2017, of which $115,635 was payable as of September 30, 2017. The total fees and expenses (including compensation) of the Independent Directors and Fund Officer are shown on the Master Fund’s Consolidated Statement of Operations.

The Adviser generally bears all of its own expenses incurred in providing services to the Master Fund, except that the Master Fund reimburses the Adviser $25,000 per year for certain out-of-pocket costs and expenses incurred in connection with the operation of the Master Fund. During the six months ended September 30, 2017, the Master Fund reimbursed the Adviser $11,929 for out-of-pocket costs, which is included in other expenses in the Consolidated Statement of Operations.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2017

6. Related Party Transactions (continued)

Pursuant to the terms of the advisory agreement between the Master Fund and the Adviser, the Master Fund pays the Adviser a monthly fee at an annual rate of 1.00% (the “Advisory Fee”) based on the Master Fund’s net assets determined as of the last business day of each month before taking into consideration the Advisory Fee. For the six months ended September 30, 2017, the Advisory Fee was $1,853,721.

7. Risks

In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling, writing option contracts and equity swaps. However, as a result of the investments by the Master Fund as a limited partner, member or shareholder, the Master Fund’s liability with respect to its investments in the Investment Funds is generally limited to the NAV of its interest in each Investment Fund. Because the Master Fund is a closed-end investment company, Interests are not redeemable at the option of Members and are not exchangeable for interests of any other fund. Although the Board in its discretion may cause the Master Fund to offer from time to time to repurchase Interests at the Members’ capital account value, Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Interests by the Master Fund, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Interests. Because the Master Fund’s investments in Investment Funds themselves have limited liquidity, the Master Fund may not be able to fund significant repurchases. Members whose Interests are accepted for repurchase also bear the risk that the Master Fund’s Members’ capital account value may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Interests are valued for the purpose of repurchase.

As described in the footnotes of the Master Fund’s Consolidated Schedule of Investments and in Note 3, some Investment Funds have suspended or restricted withdrawals of capital, which increases the liquidity risk for the Master Fund. Liquidity risk is the risk that the Master Fund will encounter difficulty in meeting obligations associated with financial liabilities. Among other things, liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from the Investment Funds, or unforeseen outflows of cash to meet tender demands. This situation may arise due to circumstances outside of the Master Fund’s control, such as a general market disruption or an operational issue affecting the Master Fund or third parties, including the Investment Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Master Fund’s capital investment in the Investment Funds can be withdrawn on a limited basis. As a result, the Master Fund may not be able to liquidate quickly some of its investments in the Investment Funds in order to meet liquidity requirements or respond to market events.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2017

7. Risks (continued)

There are a number of other risks to the Master Fund. Three principal types of risk that can adversely affect the Master Fund’s investment approach are market risk, strategy risk, and manager risk. The Master Fund also is subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, lack of diversification, and other risks for the Master Fund and potentially for each Investment Fund.

The Adviser utilizes certain quantitative analytical reports generated by its proprietary risk management software to test and refine its judgment regarding: (i) its selection of Investment Funds for the Master Fund and (ii) the amount of assets to be allocated to each such Investment Fund. Such reports are designed to enable the Adviser to evaluate the risk and return characteristics of proposed alternative allocations to particular Investment Funds. Such reports currently consist of historical simulation analyses, historical simulation stress tests and scenario analyses, forward-looking analyses, look-through exposure analyses, portfolio liquidity analyses, Value at Risk analyses, portfolio optimization and factor analyses.

Certain personnel within the Adviser are responsible for staying abreast of market developments affecting specific investment strategies and communicating their findings to the investment committee. The investment committee reviews such findings to determine whether particular investment strategies continue to be appropriate. The investment committee may determine to add or terminate a strategy based on any number of factors, such as: (i) better alternatives for investing the capital invested in such strategy; (ii) changes in the expectations for the strategy; (iii) a manager specific event at the Investment Fund; or (iv) changes in the investment or economic environment.

The Adviser monitors certain aspects of Investment Fund performance, stays abreast of current developments affecting Investment Funds and communicates from time to time with Investment Managers of Investment Funds to review the performance of the Investment Funds managed by such Investment Managers and to discuss such Investment Managers’ investment outlook.

The Adviser obtains certain exposure-level information that enables the analysis of various strategies, markets and sectors on a “look-through” basis. Although the Adviser does not require that Investment Funds provide position-level transparency, Investment Managers of Investment Funds typically provide aggregated, portfolio-level information with respect to the invested positions and risk profile of their Investment Funds. This information typically includes, but may not be limited to, data related to each Investment Fund’s long, short, gross, and net exposure, industry sector and geographic exposure (where appropriate), concentration, and leverage. The information set provided by Investment Managers of Investment Funds varies depending upon their strategy focus and investment style. This summary-level risk statistics are augmented through on-going conversations with the Investment Managers of the Investment Funds and, together, are intended to provide an overall view of the Investment Fund’s risk exposure.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2017

8. Guarantees

Under the Master Fund’s organizational documents, its Independent Directors and fund officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the normal course of business, the Master Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Master Fund that have not yet occurred. However, based on experience, the Master Fund expects the risk of loss due to these warranties and indemnities to be remote.

9. Subsequent Events

The Master Fund has evaluated all subsequent events through the date that the consolidated financial statements were issued and noted no material events requiring disclosure.

ITEM 2 – CODE OF ETHICS

Not applicable.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – INVESTMENTS

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)	Not applicable.

(b)	The following description includes portfolio manager changes and related information since the Registrant’s most recently filed annual report on Form N-CSR.

Grosvenor Capital Management, L.P. (“GCMLP”) manages the assets of investment vehicles and accounts (each a “GCMLP-Managed Account”), including Grosvenor Registered Multi-Strategy Master Fund, LLC (“Master Fund”).

Substantially all of the assets of the Registrant are invested in the Master Fund. The portfolio management team of the Master Fund is described below.

The Master Fund’s assets are managed by GCMLP. GCMLP maintains an Investment Committee that is responsible for, among other things:

•	identifying, evaluating and monitoring the investment strategies and sub-strategies that may be used for one or more GCMLP-Managed Accounts;

•

approving, from an “investment” perspective, the particular Investment Managers and the particular underlying hedge funds managed by such investment management firms in which the investment funds and accounts that GCMLP manages or advises, including the Master Fund, may invest. GCMLP’s Investment Committee must approve a particular Investment Manager and particular Investment Fund(s) managed by such Investment Manager from an “investment” and “risk” perspective before it may invest the assets of the GCMLP-Managed Account in any such Investment Fund(s);

•	determining from time to time guidelines specifying the target percentages of assets (usually determined as a range) which assist GCMLP’s Portfolio Management Teams in proposing, for the GCMLP-Managed Accounts assigned to them, initial and subsequent portfolio allocations to a particular Investment Fund or Investment Funds managed by a particular Investment Manager (“Target Allocations”); and

•

determining the particular investment objectives and investment restrictions (“Investment Objectives and Constraints”) that will apply to GCMLP’s management of each GCMLP-Managed Account, including the Master Fund (in the case of the Master Fund, these Investment Objectives and Constraints are subject to approval by the Master Fund’s Board of Directors).

GCMLP’s Investment Committee currently has four members: Mr. David S. Richter (Chair), Mr. David B. Small, Mr. Bradley H. Meyers and Mr. Frederick Pollock. The Investment Committee makes decisions by majority vote; however, Mr. Michael J. Sacks, GCMLP’s Chairman and Chief Executive Officer, has the authority to determine the outcome in the event of a tie and the authority to veto any affirmative decision made by the Investment Committee. If, however, the Investment Committee rejects or terminates an Investment Manager or Investment Fund, Mr. Sacks is not authorized to override the rejection or termination.

Investment professionals are assigned to separate Portfolio Management Teams (each, a “Portfolio Management Team”), each of which is responsible for the day-to-day management of the GCMLP-Managed Accounts to which it is assigned. The Portfolio Management Team assigned to a GCMLP-Managed Account constructs the initial portfolio (subject to approval by our Portfolio Committee), evaluates the portfolio composition on an ongoing basis and proposes allocation changes to GCMLP’s Portfolio Committee. Mr. Richter and Mr. Meyers, who are members of our Investment Committee, are responsible for designating the members of each Portfolio Management Team. Mr. Meyers has general oversight over the functions of each Portfolio Management Team. Messrs. Richter and Meyers have designated Matthew R. Leimetter as the portfolio manager of the Master Fund.

The Master Fund’s Portfolio Management Team is responsible for proposing changes to the Master Fund’s portfolio from time to time, by employing a combination of “top-down” and “bottom-up” inputs.

The “top-down” inputs consist of:

•	using strategies consistent with the relevant mandate;

•	the requirement to use Investment Managers and Investment Funds that have been approved both by the Investment Committee and GCMLP’s Operations Committee;

•	the Target Allocations applicable to the Master Fund; and

•	the Investment Objectives and Constraints of the Master Fund.

The “bottom-up” inputs consist of the Portfolio Management Team’s judgment in selecting and proposing the allocation of capital to approved Investment Funds in a manner that the Portfolio Management Team determines to be appropriate in light of the Master Fund’s Investment Objectives and Constraints and other investment restrictions. The Master Fund’s Portfolio Management Team bases its allocation proposals upon both qualitative and quantitative factors, supplementing experienced investment judgment with quantitative analyses.

Messrs. Richter and Meyers must review and approve all portfolio allocations proposed for the Master Fund by the Portfolio Management Team assigned to the Master Fund.

A brief biography of each of Messrs. Sacks, Richter, Meyers and Leimetter appears below.

Michael J. Sacks, Managing Director, Chairman and Chief Executive Officer

•	Joined GCMLP, 1990

•	Previous Experience
○	Harris Associates, L.P., 1988-1990
•	Education and Accreditations
○	Northwestern University School of Law; J.D., 1988
○	Northwestern University Kellogg School of Management; M.B.A., 1988
○	Tulane University; B.A., Economics, 1984
○	Member of Illinois Bar

David S. Richter, Managing Director, Co-Head of Public Markets Research

•	Associated with GCMLP since 1994; joined GCMLP, 2003
•	Previous Experience
○	Waveland Capital Management, L.P., (Long/Short Equity Hedge Fund), 1994-2002
○	JMB Realty Corporation, 1988-1994
○	KPMG Peat Marwick, 1983-1988
•	Education and Accreditations
○	University of Illinois; B.S. (summa cum laude), Accountancy, 1983
○	Certified Public Accountant
○	AICPA Elijah Watt Sells Award, CPA Exam Scores

Bradley H. Meyers, Managing Director, Head of Portfolio Management

•	Joined GCMLP, 2003
•	Previous Experience
○	Merrill Lynch, 1999-2001
○	PricewaterhouseCoopers L.L.P., 1997-1999
•	Education and Accreditations
○	University of Chicago Booth School of Business; M.B.A., Finance, 2003
○	University of Illinois; B.S., Accounting, 1997
○	Certified Public Accountant

Matthew R. Leimetter, Vice President, Portfolio Management

•	Joined GCMLP, 2012
•	Previous Experience
○	Merrill Lynch, 2010-2012
•	Education and Accreditations
○	Boston College; B.S., Finance and Leadership in Management, 2010

OTHER ACCOUNTS. The following table provides information regarding the other accounts managed by the individuals with primary responsibility for the day-to-day management of the Master Fund’s portfolio as of March 31, 2017, unless otherwise indicated. For purposes of this breakdown, leverage and investments in GCMLP sub-funds are not included.

	# of Accounts Managed[1]	Total Assets Managed*	# of Accounts Managed for Which Advisory Fee is Performance Based[2]	Assets Managed for Which Advisory Fee is Performance Based[3]*
MICHAEL J. SACKS
Registered investment companies	1	$374.7 million	0	N/A
Other pooled investment vehicles	117	$25.6 billion	49	$9.8 billion
Other accounts	3	$303.9 million	1	$94.6 million

DAVID S. RICHTER
Registered investment companies	2	$392.4 million	0	N/A
Other pooled investment vehicles	117	$25.6 billion	49	$9.8 billion
Other accounts	3	$303.9 million	1	$94.6 million

BRADLEY H. MEYERS
Registered investment companies	2	$392.4 million	0	N/A
Other pooled investment vehicles	117	$25.6 billion	49	$9.8 billion
Other accounts	3	$303.9 million	1	$94.6 million

MATTHEW R. LEIMETTER[4]
Registered investment companies	1	$357.2 million	0	N/A
Other pooled investment vehicles	10	$687.3 million	2	$169.2 million
Other accounts	0	N/A	0	N/A

COMPENSATION STRUCTURE. Messrs. Sacks, Richter, Meyers and Leimetter each receive a fixed base salary, and Messrs. Richter, Meyers and Leimetter each receive an annual bonus based upon individual performance as well as the success of the firm. In addition, each of Messrs. Sacks, Richter and Meyers hold an equity participation in the firm, for which they are entitled to distributions. Compensation is not directly based upon or tied to the performance or net asset value of the Master Fund or any other GCMLP-Managed Account, with the exception that Messrs. Richter and Meyers have each been granted an incentive compensation award tied to the performance of a certain GCMLP-Managed Account.

[1]	For purposes of this column, “master-feeder” structures, which may include multiple “feeder” funds, are counted as one account.

[2]	For purposes of this column, “feeders” into a “master fund” are counted as individual accounts where they have performance-based fees.

[3]	Total AUM for each account is included. Note, however, that in some accounts, some investors may not be subject to performance-based fees.

[3]

Assets under management as of the end of a particular period include all subscriptions to, and are reduced by all withdrawals from, GCMLP funds effected in conjunction with the close of business the last day of such period. Data for 2017 are estimated and unaudited.

[4]	Data as of September 30, 2017.

OWNERSHIP BY PORTFOLIO MANAGERS. As of the date of this Form, none of the individuals responsible for the day-to-day investment management of the Master Fund owns any interests in the Registrant or Master Fund.

CONFLICTS OF INTEREST

General

GCMLP and its related persons, including GCM Customized Fund Investment Group, L.P. (“GCM CFIG”), are subject to significant conflicts of interest in managing the business and affairs of the Registrant and the Master Fund and in making investment decisions for the Master Fund. Such conflicts could affect GCMLP’s objectivity and the performance of the Registrant and the Master Fund. Certain of these conflicts are discussed below. In addition, Part 2A of GCMLP’s SEC Form ADV (copies of which are available at www.adviserinfo.sec.gov) may contain additional disclosures of conflicts of interest.

GCMLP has fiduciary duties to the Registrant and the Master Fund to act in good faith and with fairness in all its dealings with them, and will take such duties into account in dealing with all actual and potential conflicts of interest.

Other Business Activities

Nothing in the governing documents of the Registrant, the Master Fund or any other GCMLP-Managed Account:

•

requires GCMLP or any of its related persons (which include persons who either currently are or formerly were related to GCMLP) to devote their full business time to the business and affairs of the Registrant, the Master Fund or to the business and affairs of the GCMLP-Managed Accounts in general; or

•	limits or restricts GCMLP or its related persons from engaging in and devoting time and attention to other businesses or ventures or from rendering services of whatever kind or nature.

Without limiting the generality of the foregoing, GCMLP and its related persons may act as investment adviser to or investment manager of GCMLP-Managed Accounts that are not in existence as of the date of this report – whether or not having investment objectives similar to those of the Registrant, the Master Fund or other then-existing GCMLP-Managed Accounts – on terms (including terms relating to fees, liquidity and transparency) that are the same as or different from those available to the investors in the Registrant.

Further, GCMLP and its related persons may engage in any other businesses or ventures, including, without limitation, those described below under “Investments in Other Investment Management Firms.” GCMLP has no obligation to make investment opportunities in any such businesses or ventures available to the Registrant, the Master Fund or any other GCMLP-Managed Account (or to the investors or participants in the Registrant, the Master Fund or any other GCMLP-Managed Account) and (except to the extent GCMLP determines otherwise) the Registrant, the Master Fund and the other GCMLP-Managed Accounts will not participate in the risks or rewards of such businesses or ventures. Further, such businesses and ventures will:

•	compete with the Registrant, the Master Fund and the other GCMLP-Managed Accounts for the time and attention of GCMLP and its related persons; and

•	potentially create additional conflicts of interest or raise other special considerations, as discussed more fully below.

In addition, GCMLP and its related persons, in investing and trading for their proprietary accounts, may (to the extent lawful) make use of information obtained by them in the course of investing for the Registrant, the Master Fund and other GCMLP-Managed Accounts. GCMLP and its related persons will have no obligation to compensate the Registrant, the Master Fund or any other GCMLP-Managed Account (or any investor or participant therein) in any respect for their receipt of such information or to account to the Master Fund or any other GCMLP-Managed Account (or any investor or participant therein) for any profits earned from their use of such information.

Additionally, neither GCMLP nor GCM CFIG is under any obligation to share with the other business unit (or the clients of other business unit) any investment opportunities it identifies.

Investments in Other Investment Management Firms

GCMLP and its related persons may, for their own accounts:

•	invest in other investment management or advisory firms (in which case GCMLP and its related persons may also invest in investment vehicles or accounts managed or advised by such firms);

•

enter into fee-, revenue- and/or profit-sharing allocations, agreements or other arrangements with other investment management or advisory firms (and/or with investment vehicles or accounts managed or advised by such firms) (“Fee Sharing Agreements”); and/or

•	operate and/or manage other investment management or advisory firms.

Investments in other investment management or advisory firms often (though not always are made in exchange for “seeding” or otherwise funding the firm’s operations.

Investing in other investment management or advisory firms and entering into Fee Sharing Agreements often (although not always) involve the provision of capital or other funding to early stage investment management or advisory firms and/or investment vehicles or accounts managed or advised by them, in what are commonly referred to as “seeding” transactions.

GCMLP has no obligation to make investment opportunities in other investment management or advisory firms available to the Registrant, the Master Fund or any investor in the Registrant, and does not currently intend to make investment opportunities in other investment management or advisory firms available to the Registrant or the Master Fund.

In any event, because of restrictions imposed by the Investment Company Act of 1940 (the “1940 Act”), GCMLP may in certain cases be prohibited from causing the Master Fund to enter into Fee Sharing Agreements with, or otherwise invest in, investment management or advisory firms with which GCMLP, one or more of its related persons and/or one or more other GCMLP-Managed Accounts have Fee Sharing Arrangements or in which GCMLP, one or more of its related persons and/or one or more other GCMLP-Managed Accounts invest.

Placing Assets Under the Management of Other Investment Management Firms in Which GCMLP and/or its Related Persons Have an Interest

GCMLP and its related persons may place certain of their proprietary assets, as well as assets of GCMLP-Managed Accounts, under the management of investment management or advisory firms with which GCMLP (and/or its related persons) have entered into Fee Sharing Arrangements, or in which GCMLP (and/or its related persons) has otherwise invested. Any investment with such firms, including by the Master Fund, may result in additional revenue for GCMLP. GCMLP, however, has no obligation to invest the assets of the Master Fund in any investment vehicles managed by early stage investment management or advisory firms, and the Master Fund is not likely to invest in such investment vehicles. Because of restrictions imposed by the ICA, GCMLP may in certain cases be prohibited from causing the Master Fund to place any of the Master Fund’s assets under the management of investment management or advisory firms with which GCMLP, one or more of its related persons and/or one or more other GCMLP-Managed Accounts have entered into Fee Sharing Arrangements, or in which GCMLP, one or more of its related persons and/or one or more other GCMLP-Managed Accounts have invested.

Differences in GCMLP-Managed Accounts

GCMLP and its related persons currently manage or advise numerous GCMLP-Managed Accounts in addition to the Registrant and the Master Fund, and expect to manage or advise additional GCMLP-Managed Accounts in the future. Certain GCMLP-Managed Accounts have or will have investment objectives that are identical or substantially similar to the investment objectives of the Registrant and the Master Fund. It is not anticipated, however, that the Master Fund and other GCMLP-Managed Accounts having identical or substantially similar investment objectives will have identical or substantially similar investment portfolios. Differing investment portfolios can be expected to result from several factors, including, without limitation, the following:

•	different investment proposals made by the different Portfolio Management Teams assigned to the different GCMLP-Managed Accounts, as outlined below;

•	regulatory and/or tax restrictions that apply to certain GCMLP-Managed Accounts but not to others, as outlined below;

•	investment constraints imposed by Investment Managers on certain GCMLP-Managed Accounts but not on others, as outlined below;

•	the availability of particular Investment Funds for investment by GCMLP-Managed Accounts at certain times but not at others;

•	different risk/return characteristics (notwithstanding that such GCMLP-Managed Accounts generally have similar investment objectives);

•	client-imposed portfolio management restrictions and/or other client instructions; and

•	the amount of cash available for investment by different GCMLP-Managed Accounts at certain times.

The Master Fund and other GCMLP-Managed Accounts may be assigned to different Portfolio Management Teams even though the Master Fund and such other GCMLP-Managed Accounts may have identical or substantially similar investment objectives. GCMLP’s Portfolio Management Teams are authorized to invest the assets of the GCMLP-Managed Accounts assigned to them in a wide range of Investment Funds (subject to final approval by Messrs. Richter and Meyers). As a result, it is expected that the Master Fund and other GCMLP-Managed Accounts will have different investment portfolios (and different performance results) resulting from different portfolio allocations proposed by their respective Portfolio Management Teams, even if the Master Fund and such other GCMLP-Managed Accounts have identical or substantially similar investment objectives. Further, the factors outlined above are likely to result in different portfolios for GCMLP-Managed Accounts assigned to the same Portfolio Management Team, even though such GCMLP-Managed Accounts have identical or substantially similar investment objectives.

Regulatory and/or tax restrictions may prohibit the Master Fund from participating in investment opportunities that are available to one or more other GCMLP-Managed Accounts. Similarly, the Investment Managers of the Investment Funds in which the Master Fund may wish to invest may impose investment restrictions on the Master Fund but not on other GCMLP-Managed Accounts. Such restrictions could render the Master Fund ineligible to invest, in whole or in part, in an Investment Fund in which one or more other GCMLP-Managed Accounts are free to invest, to the possible detriment of the Master Fund.

As a result of certain restrictions imposed by the 1940 Act on investments by the Master Fund in “affiliated persons” (as that term is defined in the ICA) of the Master Fund, it is possible that if a GCMLP-Managed Account invests in an Investment Fund in which the Master Fund invests is also an investor, such GCMLP-Managed Accounts investment in such Investment Fund (including the Master Fund) may be required to forego some or all of its voting rights associated with such investment.

In addition, in situations where the Master Fund and other GCMLP-Managed Accounts own, in the aggregate, 25% or more of the interests in a particular Investment Fund, the 1940 Act will effectively preclude the Master Fund and the other GCMLP-Managed Accounts (including the Master Fund) from making additional investments in such Investment Fund, even though the relevant Portfolio Management Teams may determine that it would be appropriate for the GCMLP-Managed Accounts (including the Master Fund) assigned to them to make additional investments in such Investment Fund. Because GCMLP believes that GCMLP-Managed Accounts other than the Master Fund should not be compelled to forego investment opportunities that otherwise would be available for them but for the restrictions imposed by the 1940 Act (which restrictions would not apply to such GCMLP-Managed Accounts in the absence of the Master Fund’s participation in such investments), GCMLP may, in certain circumstances, determine not to invest assets of the Master Fund in, or to cause the Master Fund to redeem/withdraw from, a particular Investment Fund so that other GCMLP-Managed Accounts may invest in such Investment Fund. If GCMLP causes the Master Fund to redeem/withdraw from an Investment Fund, the Master Fund may, in addition to losing the opportunity to invest in such Investment Fund, suffer economic detriment arising from such redemption/withdrawal (e.g., losing a performance/incentive compensation “loss carryforward”, incurring redemption/withdrawal charges, etc.)

As a result of these and other factors:

•

the Master Fund may have a different investment portfolio (and, as a result, different performance results) from other GCMLP-Managed Accounts even though the Master Fund and such other GCMLP-Managed Accounts may have identical or substantially similar investment objectives; and

•	no assurance can be given that:

•

the Master Fund will participate in all investment opportunities in which one or more other GCMLP-Managed Accounts, GCMLP’s proprietary accounts and/or the proprietary accounts of GCMLP’s related persons participate;

•

particular investment opportunities allocated to one or more GCMLP-Managed Accounts, GCMLP’s proprietary accounts and/or the proprietary accounts of GCMLP’s related persons will not outperform investment opportunities allocated to the Master Fund; or

•

the Master Fund, on the one hand, and one or more other GCMLP-Managed Accounts, GCMLP’s proprietary accounts and/or the proprietary accounts of GCMLP’s related persons, on the other hand, will receive equal or similar treatment.

Possible Incentive to Favor One or More GCMLP-Managed Accounts over One or More Other GCMLP-Managed Accounts

GCMLP’s Portfolio Management Teams might have an incentive to favor one or more GCMLP-Managed Accounts over the Master Fund (for example, with regard to the selection of Investment Funds for those GCMLP-Managed Accounts or the allocation of investment opportunities in Investment Funds that have limited investment capacity), because the “favored” GCMLP-Managed Account(s) might pay GCMLP more for its services than the Master Fund or other GCMLP-Managed Accounts that invest in the Master Fund (such as the Registrant). For example, a Portfolio Management Team may have an incentive to propose investments in what it considers to be the best investment opportunities for GCMLP-Managed Accounts from which GCMLP receives performance-based compensation – in preference to GCMLP-Managed Accounts (including the Master Fund) from which GCMLP does not receive performance-based compensation – because GCMLP may stand to gain greater compensation from the former types of accounts if the best investment opportunities are allocated to them.

Similarly, a member of one of GCMLP’s Portfolio Management Teams may have an incentive to favor one or more GCMLP-Managed Accounts over the Master Fund if such person has personal investments in such “favored” GCMLP-Managed Accounts.

As outlined below under “GCMLP’s Ability to Invest in the Same Securities in Which the Master Fund Invests,” GCMLP has adopted portfolio opportunity allocation policies and procedures that are designed to ensure that investment opportunities are fairly allocated to all GCMLP-Managed Accounts (as well as the proprietary accounts of GCMLP and its related persons) for which such opportunities are appropriate and that have the funds available to take advantage of such opportunities.

GCMLP’s Ability to Invest in the Same Securities in Which the Master Fund Invests

GCMLP and/or its related persons invest in GCMLP-Managed Accounts (including the Registrant and the Master Fund) for their own accounts alongside investors who are not related to them. When they do so, GCMLP and/or its related persons participate in the investment opportunities in which such GCMLP-Managed Accounts participate, alongside the other investors in such GCMLP-Managed Accounts.

In addition, GCMLP and/or its related persons may place assets under the management of (or otherwise procure investment advisory or investment management services from) any Investment Manager directly or indirectly used by one or more of GCMLP-Managed Accounts (including the Master Fund). For example, GCMLP and/or its related persons may invest in an Investment Fund in which one or more GCMLP-Managed Accounts (including the Master Fund) invest. Further, GCMLP and/or its related persons may invest in an Investment Fund at or about the same time one or more GCMLP-Managed Accounts (including the Master Fund) invest in such Investment Fund.

GCMLP, its related persons and one or more GCMLP-Managed Accounts that place assets under the management of, or otherwise procure investment advisory or investment management services from, any Investment Manager directly or indirectly used by the Master Fund and/or one or more other GCMLP-Managed Accounts may do so on terms (including terms relating to fees, liquidity and transparency) that are the same as or more advantageous than those applicable to the investments that may be made by the Master Fund and/or such other GCMLP-Managed Account(s) with such Investment Manager. To the extent that GCMLP and/or its related persons invest with a given Investment Manager on terms that are more advantageous than those on which the Master Fund and/or one or more other GCMLP-Managed Accounts may invest with such Investment Manager, GCMLP and/or its related persons may have an incentive to maintain or increase the investment by the Master Fund and such other GCMLP-Managed Accounts with such Investment Manager in order to obtain and/or maintain such advantageous terms for the benefit of GCMLP and/or its related persons.

In certain cases, an Investment Fund may have what GCMLP refers to as “limited capacity.” An Investment Fund has “limited capacity” when it is not willing to accept all capital that GCMLP-Managed Accounts, GCMLP and/or GCMLP’s related persons wish to invest in such Investment Fund. If GCMLP and/or its related persons wish to invest in such an Investment Fund at a time when an investment in such Investment Fund is appropriate for the Master Fund, GCMLP has a conflict of interest because it has a financial incentive to allocate the opportunity to the greatest extent possible to GCMLP and/or its related persons. In order to avoid this conflict, GCMLP may determine in certain cases that it and/or its related persons will not directly participate in an Investment Fund that has “limited capacity” unless and until all GCMLP-Managed Accounts (including the Master Fund) that wish to invest in such Investment Fund (including, for this purpose, GCMLP-Managed Accounts in which GCMLP and/or its related persons participate) have invested the full amount of capital they wish to invest in such Investment Fund.

In other cases, GCMLP employs policies and procedures for allocating limited investment opportunities in a manner that it believes to be equitable to the GCMLP-Managed Accounts, GCMLP and GCMLP’s related persons. Under these policies and procedures, to the extent that one or more GCMLP-Managed Accounts (including the Master Fund), GCMLP and/or GCMLP’s related persons (each of the foregoing, a “Participating Account”) wish to invest in a particular Investment Fund (and have funds available to make such investment) but such Investment Fund has “limited capacity” and is willing to accept only a portion of the aggregate investment that the Participating Accounts wish to make, the aggregate capacity made available by such

Investment Fund to the Participating Accounts generally is allocated to each Participating Account in the proportion that the amount such Participating Account wishes to invest in such Investment Fund bears to the aggregate amount that all Participating Accounts wish to invest in such Investment Fund (determined in most cases by reference to the Target Allocations established by the Investment Committee), subject to the investment guidelines and constraints applicable to such Participating Account and to certain limited exceptions set forth in such policies and procedures. (Similarly, if interests in an Investment Fund are available in the “secondary market” but such interests are not available in an amount sufficient to satisfy the aggregate amount that Participating Accounts wish to invest in such interests, such interests generally are allocated to each Participating Account that has funds available to make such investment in the proportion that the amount such Participating Account wishes to invest in such interests bears to the aggregate amount that all Participating Accounts wish to invest in such interests, subject the investment guidelines and constraints applicable to such Participating Account and to certain limited exceptions set forth in such policies and procedures).

GCMLP frequently seeks to obtain agreements from Investment Managers under which Investment Funds managed by such Investment Managers agree to accept specified dollar amounts of capital from GCMLP-Managed Accounts (considered in the aggregate) at specified investment dates and/or over specified time periods. In cases where GCMLP is able to negotiate “capacity” of this type for the GCMLP-Managed Accounts with respect to a particular Investment Fund, such capacity is not reserved solely for those GCMLP-Managed Accounts that are in existence on the date that GCMLP negotiated such capacity. Similarly, to the extent such capacity is allocated to a GCMLP-Managed Account that was in existence on the date that GCMLP negotiated such capacity; such allocation is not reserved solely for persons who were investors or participants in such GCMLP-Managed Account on that date. Instead, such capacity is made available to all GCMLP-Managed Accounts that wish to invest in such Investment Fund, based on the allocation decisions of their respective Portfolio Management Teams and the application of GCMLP’s capacity allocation guidelines, regardless of whether such GCMLP-Managed Accounts were in existence on the date that GCMLP negotiated such capacity. Similarly, to the extent that any such capacity is allocated to a GCMLP-Managed Account that existed on that date, all investors or participants in such GCMLP-Managed Account participate in such capacity in accordance with their respective economic interests in such GCMLP-Managed Account, even if such investors or participants invested in such GCMLP-Managed Account subsequent to that date.

As outlined in greater detail below in “Different Reporting Packages”, in certain cases, GCMLP provides information relating to Investment Funds (including GCMLP’s opinions and investment decisions in respect of such Investment Funds) to: (i) investors or participants in GCMLP-Managed Accounts; and (ii) clients to whom GCMLP provides hedge fund program advisory services, for the purpose of assisting them in making their own determinations as to whether they wish to invest directly in such Investment Funds or withdraw/redeem their direct investments in such Investment Funds. In these cases, it can be expected that the recipients of such information will from time to time use such information to determine to:

•

invest directly in Investment Funds in which one or more GCMLP-Managed Accounts are invested (or in which they are contemplating investments), potentially in competition with other GCMLP-Managed Accounts if such Investment Funds have “limited capacity;” and/or

•

withdraw/redeem from Investment Funds in which one or more other GCMLP-Managed Accounts are invested (or from which they are contemplating withdrawing/redeeming their investments), potentially to the detriment of such other GCMLP-Managed Accounts if such Investment Funds subject their investors to “gates” or other withdrawal/redemption restrictions that create “limited capacity” to withdraw/redeem from such Investment Funds.

GCMLP’s Ability to Withdraw/Redeem from Investments in Which GCMLP-Managed Accounts Invest

Certain GCMLP-Managed Accounts (including the Master Fund) may wish to withdraw/redeem from an underlying Investment Fund at the same time that other GCMLP-Managed Accounts (and/or GCMLP and/or its related persons) wish to withdraw/redeem from such Investment Fund. The ability to withdraw/redeem from any underlying Investment Fund may differ materially from investor to investor due to the timing of their respective investments in such Investment Fund, the different classes of interests in such Investment Fund in which they invest, special arrangements negotiated with the Investment Manager of such Investment Fund and/or other factors. The reasons why certain GCMLP-Managed Accounts may wish (or be compelled to) withdraw/redeem from a particular Investment Fund as of a particular date also may differ materially from the reasons why other GCMLP-Managed Accounts (and/or GCMLP and/or its related persons) may wish (or be compelled to) withdraw/redeem from such Investment Fund as of such date. Withdrawals/redemptions or subscriptions by GCMLP-Managed Accounts, GCMLP and/or GCMLP’s related persons from or to a particular Investment Fund could in certain cases adversely affect other GCMLP-Managed Accounts (including the Master Fund) that are invested in such Investment Fund. Significant withdrawals/redemptions or subscriptions could, for example, cause portfolio damage, portfolio dilution, depletion of liquidity, costly portfolio rebalancing, imposition of withdrawal “gates” and under-allocation to certain positions. It could also cause an Investment Fund to make “in-kind” (as opposed to cash) distributions. In cases such as these, GCMLP has a conflict of interest in making withdrawals/redemptions or subscriptions for GCMLP-Managed Accounts. This conflict of interest could be exacerbated in situations where one or more GCMLP-Managed Accounts (and/or GCMLP and its related persons) may withdraw/redeem from a particular Investment Fund on a date as of which one or more other GCMLP-Managed Accounts (including the Master Fund) are not able to do so. For example, certain GCMLP-Managed Accounts (and/or GCMLP and its related persons) may have invested in a particular Investment Fund pursuant to a “lock-up” that has expired, whereas one or more other GCMLP-Managed Accounts (including the Master Fund) may still be subject to “lock-ups” in connection with their investments in such Investment Fund because they either (i) purchased their interests in such Investment Fund subsequent to the time that other GCMLP-Managed Accounts, GCMLP and GCMLP’s related persons purchased their interests in such Investment Fund or (ii) opted for liquidity classes in such Investment Fund that are different from the liquidity classes owned by such other GCMLP-Managed Accounts, GCMLP and GCMLP’s related persons.

In addition, certain withdrawal/redemption “gates” are, for example, calculated based on withdrawals/redemptions during an entire quarter or other period, so that if certain GCMLP-Managed Accounts (and/or GCMLP and its related persons) withdraw/redeem during a quarter, this could prevent one or more other GCMLP-Managed Accounts (including the Master Fund) from withdrawing/redeeming at quarter-end, whereas the earlier withdrawals/redemptions are unaffected.

In sum, because the ability to withdraw/redeem from any underlying Investment Fund may differ materially from investor to investor due to the timing of their respective investments in such Investment Fund, the different classes of interests in such Investment Fund in which they invest, special arrangements negotiated with the Investment Manager of such Investment Fund and/or other factors, certain GCMLP-Managed Accounts (and/or GCMLP and/or its related persons) may have withdrawal/redemption rights that differ from those of the Master Fund, and that the exercise of such rights could have a materially adverse effect on the Master Fund.

Investment in Different Parts of the Capital Structure

GCMLP-Managed Accounts and funds managed by GCMLP’s affiliates (together “GCM Grosvenor Funds”) may invest in companies in which GCMLP, its affiliates, or one or more other GCM Grosvenor Funds also invest, either directly or indirectly through an underlying fund. Investments in a company by certain GCM Grosvenor Funds may be made prior to the investment by other GCM Grosvenor Funds, concurrently, including as part of the same financing plan or subsequent to the investments by such other GCM Grosvenor Funds. Any such investment by a GCM Grosvenor Fund may consist of securities or other instruments of a different class or type from those in which other GCM Grosvenor Funds are invested, and may entitle the holder of such securities or other instruments to greater control or to rights that otherwise differ from those to which such other GCM Grosvenor Funds are entitled. In connection with any such investments, including as they relate to acquisition, owning and disposition of such investments, the GCM Grosvenor Funds may have conflicting interests and investment objectives, and any difference in the terms of the securities or other instruments held by such parties may raise additional conflicts of interest for GCM Grosvenor Funds and GCMLP and its affiliates. For example, certain GCM Grosvenor Funds may invest in the common equity of a company that subsequently issues debt that is held, directly or indirectly, by one or more other GCM Grosvenor Funds; the interests of these two groups of investors in the company may under certain circumstances be unaligned or adverse, particularly in times of stress for the company. This conflict may be exacerbated to the extent that representatives of GCMLP or its affiliates serve on an advisory or other board or committee related to such company or GCM Grosvenor Funds’ investment in such company. In certain instances, GCM Grosvenor Funds and/or GCMLP and its affiliates may invest as a minority investor as part of a larger investing group or syndicate. In such cases, the financial sponsor, and not GCMLP or its affiliates, will be in the position to negotiate and potentially make decisions on behalf of the holders of the relevant class of equity or debt holders. GCMLP recognizes that conflicts arise under such circumstances and will endeavor to treat all GCM Grosvenor Funds fairly and equitably.

Treatment as an Investment Group for Certain Transactions by GCMLP-Managed Accounts

In certain cases, although each investment in an Investment Fund by a GCMLP-Managed Account is a distinct transaction, Investment Funds agree to treat all investments made by GCMLP-Managed Accounts as if they had been made by the same investor for purposes of applying certain business terms such as “gates.” GCMLP enters into these types of arrangements because it believes that in most cases they can be expected to benefit all participating GCMLP-Managed Accounts. However, under arrangements such as these, certain GCMLP-Managed Accounts could make complete withdrawals/redemptions provided that other GCMLP-Managed Accounts do not withdraw/redeem, as the former GCMLP-Managed Accounts could make use of the withdrawal/redemption capacity allocable to the entire “investment group.” For example, if a GCMLP-Managed Account that is part of an “investment group” were to withdraw/redeem from an Investment Fund because such GCMLP-Managed Account either itself has received significant withdrawal/redemption requests, wishes to rebalance its portfolio, or otherwise requires liquidity, its withdrawal/redemption could reduce withdrawal/redemption capacity for other members of the “investment group.” However, these arrangements also have certain drawbacks. In this example, depending on the actual terms of the applicable “gate,” a particular GCMLP-Managed Account that participates in an “investment group” may be entitled to receive less withdrawal/redemption proceeds in respect of a particular withdrawal/redemption than would be the case had such GCMLP-Managed Account not participated in such “investment group.”

In certain cases, GCMLP is able to negotiate favorable investment terms with the Investment Managers of Investment Funds, but often on the condition that the GCMLP-Managed Accounts (which, in certain cases, could include proprietary accounts of GCMLP and/or its related persons) collectively maintain an aggregate minimum level of invested capital in a given Investment Fund or group of Investment Funds managed by the same Investment Manager. The need to maintain an aggregate minimum investment by GCMLP-Managed Accounts in a particular Investment Fund or group of Investment Funds managed by the same Investment Manager in order to retain favorable investment terms for all GCMLP-Managed Accounts that invest in such Investment Fund(s) creates a conflict of interest in that it creates an incentive for GCMLP to cause a GCMLP-Managed Account to invest in or not to withdraw/redeem from a given Investment Fund in order to maintain the minimum threshold investment. Proprietary capital of GCMLP and its related persons – whether invested directly in an Investment Fund or through a GCMLP-Managed Account in which GCMLP and/or its related persons invest – may be among the capital that benefits from the minimum investment threshold being maintained, creating an additional conflict of interest.

Although GCMLP enters into the types of arrangements outlined above because it believes that they generally can be expected to benefit all GCMLP-Managed Accounts, there may be particular facts and circumstances under which particular GCMLP-Managed Accounts (including the Master Fund) would receive more favorable treatment had they not participated in such arrangements.

Investments in “Early Stage” Investment Funds

GCMLP and its related persons may from time to time invest, for their respective proprietary accounts, in early-stage Investment Funds (including GCMLP-Administered Funds, discussed below) at times when investments in such Investment Funds would not be appropriate for the Master Fund or other GCMLP-Managed Accounts. If GCMLP should subsequently determine, in accordance with its then-current criteria applicable to the selection of Investment Funds for the GCMLP-Managed Accounts, that such an Investment Fund is an appropriate investment for the GCMLP-Managed Accounts, GCMLP and its related persons will not be required to restructure the terms on which they invest in such Investment Fund in order to make investments in such Investment Fund available to the Master Fund if, for regulatory or other reasons, the Master Fund would be (or, in GCMLP’s reasonable determination, may be) precluded from investing in such Investment Fund in the absence of such restructuring.

Investments in Sub-Funds and GCMLP-Administered Funds

GCMLP and its related persons from time to time invest, for their respective proprietary accounts, in Investment Funds through one or more entities managed or advised by GCMLP (a “Sub-Fund”), and Investment Funds that GCMLP administers (but does not manage) and from which GCMLP receives administrative or similar fees (“GCMLP-Administered Funds”). Because of restrictions imposed by the ICA, it is not likely that GCMLP will ever cause the Master Fund to invest in a Sub-Fund or GCMLP-Administered Fund.

Investments by Investment Funds in Securities Issued by GCMLP

Certain of the Investment Funds in which the Master Fund invests may hold notes or other securities issued from time to time by GCMLP or an affiliate, and GCMLP may be aware that such Investment Funds do so. The fact that certain Investment Funds may hold notes or other securities issued by GCMLP or its parent company could, under certain facts and circumstances, potentially alter GCMLP’s objectivity in determining whether or not to invest in such Investment Funds and/or whether or not to withdraw/redeem from such Investment Funds. GCMLP does not expect, however, that it would ever make portfolio management decisions for the Master Fund that would be different from the decisions it would make for the Master Fund if such potential conflict did not exist.

Investments in Investment Funds Managed by Clients

Certain of the Investment Funds in which the Master Fund invests may be managed by investment management firms owned in whole or in part by GCMLP’s or its affiliates’ clients, or may hold notes or other securities issued by GCMLP’s or its affiliates’ clients, and GCMLP may be aware of such investments. The fact that certain of the Investment Funds may be managed by investment management firms owned in whole or in part by GCMLP’s or its affiliates’ clients, or may hold notes or other securities issued by GCMLP’s or its affiliates’ clients, could, under certain facts and circumstances, potentially alter GCMLP’s objectivity in determining whether or not to invest in such Investment Funds and/or whether or not to withdraw/redeem from such Investment Funds. GCMLP does not expect, however, that it would ever make portfolio management decisions for the Master Fund that would be different from the decisions it would make for the Master Fund if such potential conflict did not exist.

Different Reporting Packages

Different investors or participants in GCMLP-Managed Accounts, (including different investors or participants in the Registrant and the Master Fund), as well as certain other persons (including (i) persons to whom GCMLP provides investment advisory services on a non-discretionary basis and (ii) persons who currently have, or who previously have had, an interest in GCMLP or who otherwise currently are, or who previously have been, associated with GCMLP), receive oral and/or written reports from GCMLP that differ in form, substance, level of detail, timing and/or frequency, based on factors such as:

•	the types of services GCMLP provides to such investors or participants;

•	the size of their investments with GCMLP;

•	requests for specific types of information made by such investors or participants or persons acting on their behalf;

•	negotiations between GCMLP and such investors or participants or other persons acting on their behalf; and/or

•	GCMLP’s internal assessment of the likely reporting needs of such investors or participants or of persons acting on their behalf.

In particular, certain reports may include information relating to Investment Funds in which the GCMLP-Managed Accounts, including the Master Fund, invest (or in which they are contemplating an investment).

In certain cases, GCMLP provides information to investors or recipients in the GCMLP-Managed Accounts (including the investors in the Registrant, for purposes of enabling them to monitor their investments in GCMLP-Managed Accounts. In these cases, GCMLP cannot effectively prevent an investor or recipient who has received information that has not been provided to other recipients from using such information to determine whether to:

•	withdraw/redeem from a GCMLP-Managed Account, or increase its investment in a GCMLP-Managed Account; (including the Registrant);

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invest directly in Investment Funds in which GCMLP-Managed Accounts (including the Master Fund) are invested (or in which they are contemplating investments), potentially in competition with the GCMLP-Managed Accounts (including the Master Fund); or

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withdraw/redeem from Investment Funds in which GCMLP-Managed Accounts (including the Master Fund) are invested (or from which they are contemplating withdrawing/redeeming their investments), potentially to the detriment of the GCMLP-Managed Accounts (including the Master Fund).

In other cases, GCMLP provides information relating to Investment Funds to investors or participants in GCMLP-Managed Accounts for the purpose of assisting them in making their own determinations as to whether they wish to invest in such Investment Funds or withdraw/redeem their investments in such Investment Funds. In these cases, it can be expected that such investors or participants will use such information to determine whether to engage in any one or more of the actions described above.

Any of these actions could have a material adverse effect on investors or participants who do not receive the same information provided to other investors or participants.

Notwithstanding the foregoing, recipients of GCMLP’s oral and written reports should be aware that:

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GCMLP does not permit such recipients to copy, transmit or distribute such reports, or any data or other information contained therein, in whole or in part, or authorize such actions by others, without GCMLP’s express prior written consent, and any such action taken without GCMLP’s express prior written consent may constitute a breach of contract and applicable copyright laws; and

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by their receipt of such reports, such recipients will be deemed to have acknowledged that: (i) the data and/or other information contained therein may include data and/or information that, under applicable law, may be deemed to be material, non-public information regarding particular securities and/or the issuers thereof; (ii) under certain circumstances, United States securities laws prohibit the purchase and sale of securities by persons or entities who are in possession of material, non-public information relating to such securities and/or the issuers thereof; (iii) securities laws of other jurisdictions may contain a similar prohibition; and (iv) as a result, it is possible that trading in securities that are the subject of data and/or information contained in such reports may be prohibited by law.

GCMLP strongly encourages all recipients of its oral or written reports to review their own policies and procedures relating to the possible receipt of material, non-public information to ensure that any information that they receive from GCMLP relating to particular securities and/or the issuers thereof will not be used in any manner that conflicts with applicable law.

Transfers of Interests in Investment Funds

GCMLP may determine that it is appropriate for one or more GCMLP managed accounts to dispose of, or decrease, their investments in a particular Investment Fund as of a particular date (each, a “Divesting Account”), while also determining that it is appropriate for one or more other GCMLP Managed Accounts to invest, or increase their investments, in such Investment Fund as of the same date (each, an “Investing Account”).

In certain cases, GCMLP will implement decisions such as these by causing a Divesting Account to withdraw/redeem its interest in an Investment Fund at the net asset value (as calculated and reported by the Investment Manager of such Investment Fund), while simultaneously causing an Investing Account to invest in an interest in such Investment Fund at the same net asset value.

In other cases, GCMLP will implement such decisions by causing a Divesting Account to assign its interest in an Investment Fund to an Investing Account in exchange for a cash payment from the Investing Account equal to the net asset value of the interest being assigned to the Investing Account (as calculated and reported by the Investment Manager of such Investment Fund).

For purposes of convenience:

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GCMLP refers to transactions of the types outlined above as “transfers” (even though the first type of transaction outlined above does not involve any transfer between the affected GCMLP-Managed Accounts, but only a divestment from an Investment Fund by one or more GCMLP-Managed Accounts and a substantially simultaneous investment in such Investment Fund by one or more other GCMLP-Managed Accounts);

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GCMLP refers to a transaction in which a Divesting Account withdraws/redeems its interest from an Investment Fund (in whole or in part) at the net asset value thereof, while an Investing Account substantially simultaneously invests (or increases its investment) in such Investment Fund, as a “cash transfer;” and

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GCMLP refers to a transaction in which a Divesting Account assigns its interest in an Investment Fund (in whole or in part) at the net asset value thereof to an Investing Account, as a “book entry transfer.”

In certain cases, GCMLP is able to negotiate arrangements with Investment Managers—either at the inception of GCMLP’s relationship with an Investment Manager or on a case-by-case basis after GCMLP has established such a relationship—that permit a GCMLP-Managed Account that is the “cash transferee” or “book entry transferee” of an interest in such Investment Manager’s Investment Fund to “stand in the shoes” of the transferor GCMLP-Managed Account for purposes of determining such business terms as the duration of any “lock-up period,” the continuation of any performance/incentive fee or other performance/incentive compensation “loss carryforwards,” the applicability of withdrawal charges, etc. GCMLP generally intends to take advantage, to the fullest extent permitted by law, of the ability of transferee GCMLP-Managed Accounts to receive “carryover” business terms. In certain cases, however, regulatory considerations may prohibit GCMLP from effecting transactions in which business terms are carried over from the transferor GCMLP-Managed Account to the transferee GCMLP-Managed Account. For example, ERISA does not permit any such

“carryover” business terms to apply in the case of transfers of interests in Investment Funds by GCMLP-Managed Accounts that are subject to ERISA to any other GCMLP-Managed Accounts, regardless of whether the transferee GCMLP-Managed Account is subject to ERISA. ERISA, however, does not appear to prohibit “carryover” business terms applying in the case of transfers from GCMLP-Managed Accounts that are not subject to ERISA to GCMLP-Managed Accounts that are subject to ERISA. Accordingly, GCMLP-Managed Accounts that are not subject to ERISA (such as the Master Fund) may not always be able to take advantage of arrangements of the type discussed above even though GCMLP-Managed Accounts that are subject to ERISA (including certain GCMLP-Managed Accounts in which persons employed by or otherwise associated with GCMLP invest) may.

GCMLP’s general policy is not to transfer interests in “designated” or “side-pocket” investments related to an investment in an Investment Fund when transferring interests in such particular Investment Fund from one GCMLP-Managed Account to another GCMLP-Managed Account, regardless of whether such transfer takes the form of a “cash transfer” or a “book entry transfer.” If a Portfolio Management Team decides, in any particular case, to over-ride this general policy, such Portfolio Management Team is responsible for documenting (in writing) the reasons for such over-ride.

The Master Fund will not participate in “book entry transfers” because of restrictions imposed by the ICA. To the extent the Master Fund participates in “cash transfers,” in no instance will any party, including GCMLP or the Investment Manager of any affected Investment Fund, receive any additional compensation specifically as a result of any such cash transfer. Because “Cash transfers” involve separate funds conducting independent transactions in Investment Funds, they are not subject to Rule 17a-7 under the 1940 Act.

Trade and Clerical Errors

Subject to the considerations set forth below, GCMLP is under no obligation to reimburse the Registrant or the Master Fund for any errors or mistakes made by GCMLP, its employees or its agents with respect to GCMLP’s placing or executing trades for the Registrant or the Master Fund, as the case may be, or for any other administrative or clerical errors or mistakes made by the foregoing (collectively, “Trade or Clerical Errors”), as GCMLP considers such errors and mistakes to be a cost of doing business. However, pursuant to the standard of care provisions of the Registrant’s Investment Management Agreement or the Master Fund’s Investment Advisory Agreement, GCMLP will be obligated to reimburse the Registrant or the Master Fund, as the case may be, for losses sustained by the Registrant or the Master Fund, as the case may be, as a result of any Trade or Clerical Error that is caused by GCMLP’s failure to adhere to the standard of care set forth in such provisions. Subject to its fiduciary obligations, GCMLP will determine: (i) whether or not any Trade or Clerical Error is required to be reimbursed in accordance with such standard of care provisions; and (ii) if so, the extent of the loss that has been incurred by the Registrant or the Master Fund, as the case may be. GCMLP has an inherent conflict of interest with respect to determining whether or not a Trade or Clerical Error is required to be reimbursed in accordance with the applicable standard of care provisions and with respect to determining the extent of the loss that has been incurred by the Registrant or the Master Fund, as the case may be.

If a Trade or Clerical Error occurs other than as a result of GCMLP’s failure to adhere to the applicable standard of care, GCMLP, in its sole discretion, reserves the right to reimburse the Registrant or the Master Fund, as the case may be, for any losses sustained by the Registrant as a result of such Trade or Clerical Error. GCMLP’s reimbursement of the Registrant or the Master Fund, as the case may be, for a Trade or Clerical Error in such a situation will not constitute a waiver of GCMLP’s general policy to cause the Registrant or the Master Fund, as the case may be, to bear the losses associated with other Trade or Clerical Errors that occur other than as a result of GCMLP’s failure to adhere to the applicable standard of care. Any net gain resulting from Trade or Clerical Errors will be for the benefit of the Registrant or the Master Fund, as the case may be, and will not be retained by GCMLP.

Receipt of Sensitive Information

GCMLP may from time to time receive, from Investment Managers of the Investment Funds in which the GCMLP-Managed Accounts invest, information that is not generally known to other investors in such Investment Funds. In these cases, legal or regulatory constraints and GCMLP’s policies designed to address such constraints could prevent GCMLP from acting in the manner in which it otherwise would act on behalf of one or more GCMLP-Managed Accounts, including the Registrant or the Master Fund.

Proxy Voting

GCMLP has developed certain policies and procedures to manage the conflicts of interest that may arise in connection with voting proxies on behalf of the Registrant, the Master Fund and the other GCMLP-Managed Accounts. These policies and procedures are summarized in Item 7 of this Form N-CSR.

GRV Securities LLC and Other Placement Agents

GRV Securities LLC (“GRV Securities”), an affiliate of GCMLP, serves as a placement agent or distributor for certain investment funds managed by GCMLP or its affiliates, including the Registrant and the Master Fund. GRV Securities is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and is a member of the Financial Industry Regulatory Authority, Inc. GRV Securities serves as a private placement agent or distributor for certain investment funds managed or advised by GCMLP or its affiliates, including the Registrant and the Master Fund. Pursuant to a Master Placement Agent Agreement, GCMLP and its affiliates compensates GRV Securities on a flat annual fee basis for the placement agent/distribution services provided by GRV Securities, regardless of the success of GRV Securities’ services. GRV Securities does not receive compensation from the Registrant or the Master Fund for the distribution and/or placement of interests. The Investor should understand that:

•	in connection with acting as distributor on behalf of the Registrant, GRV Securities acts as an agent of the Registrant, not as an agent of or a broker for the Investor; and

•	GRV Securities’ distribution activities on behalf of the Registrant should not be construed as a recommendation to purchase an interest, as GRV Securities makes no such recommendations.

GRV Securities has an incentive to introduce the Registrant to prospective investors, since additional investments in the Registrant will result in additional investment management/advisory fees for GCMLP.

If a prospective investor acquires shares as a result of a recommendation made by any other placement, distribution or similar agent retained by GCMLP to assist it in marketing shares, the prospective investor should not view such recommendation as being disinterested, as GCMLP generally will pay the agent for the introduction. Also, the investor should regard any such agent as having an incentive to recommend that the investor retain its shares, since GCMLP may pay such agent a portion of GCMLP’s fees for all periods during which the investor holds such shares.

Brokerage Expenses

Except in the very limited case of “secondary market” transactions in interests in Investment Funds, the Master Fund invests in Investment Funds without the involvement of any financial intermediary such as a broker-dealer, and commissions are not payable in connection with such investments. To the extent that the Master Fund purchases or sells investments other than investments in Investment Funds, GCMLP has the authority to determine the financial intermediaries to be used in connection with such purchases/sales and to negotiate the amount of commissions or other transactional compensation to be paid to such intermediaries in connection with such purchases/sales – which commissions or other compensation are borne by the Master Fund.

In determining which intermediaries to use, GCMLP focuses on the quality of the execution-related services provided by the intermediaries (including factors such as the ability of the intermediaries to execute transactions efficiently, their responsiveness to instructions, their facilities, their reliability and their financial stability), and does not necessarily select those that charge the lowest commissions or other transactional costs.

Typically, GCMLP does not separately compensate financial intermediaries for the provision of non-execution related services and does not believe that it “pays up” for such services. However, GCMLP may from time to time use financial intermediaries that provide research-related products or services to most or all of their customers, and – although GCMLP does not request research-related products or services from such financial intermediaries – GCMLP may on occasion receive and use research provided by such intermediaries. In this situation, GCMLP receives a benefit because it does not have to produce or pay for the research. Accordingly, GCMLP may have an incentive to select financial intermediaries based on its interest in receiving the research or other products or services rather than on its clients’ interest in receiving the most favorable execution. However, since the research provided is not material in nature and quantity and is provided without GCMLP’s request, GCMLP believes that its receipt of such research does not have a material effect on its selection of financial intermediaries.

To the extent that the Master Fund engages in “secondary market” transactions in interests in Investment Funds, GCMLP generally has limited opportunity to select the financial intermediaries involved in connection with any proposed transaction or to negotiate the amount of commissions or other transactional compensation to be paid to such intermediaries in connection with such transactions. In general, the number of financial intermediaries active in the hedge fund “secondary market” is limited and the commissions charged by such intermediaries, which typically are borne by the purchasing party in such a transaction, may vary significantly from intermediary-to-intermediary, and transaction-by-transaction.

Redemptions and Illiquid Investments

GCMLP may have a conflict of interest in processing redemptions. As an example, GCMLP must determine whether to cause the Master Fund to pay out the redemption proceeds attributable to Investment Funds from which the Master Fund cannot withdraw/redeem (or cannot withdraw/redeem without incurring a withdrawal/redemption charge) as of the applicable redemption date or to require that the redeeming Member continue to participate in such Investment Funds until the Master Fund can withdraw/redeem capital from them. Paying out such redemption proceeds may reduce the liquidity and increase the concentration of the Master Fund’s continuing portfolio, while not doing so exposes the redeeming Member to incremental risk.

Relationships with Consulting Firms

Persons employed by or otherwise associated with GCMLP may be related by blood or marriage to, or otherwise have personal relationships with, persons employed by or otherwise associated with consulting firms. In certain cases, such persons employed by or otherwise associated with consulting firms may be responsible for:

•	analyzing and/or monitoring “fund of funds” investment managers on behalf of such consulting firms;

•	recommending “fund of funds” investment managers to the investment committees or similar governing committees of such consulting firms;

•	selecting the “funds of funds” investment managers that such consulting firms will present to their clients as potential managers of such clients’ assets;

•	recommending particular “fund of funds” investment managers to clients of such consulting firms;

•	recommending that clients of such consulting firms continue to retain the services of, or terminate, “fund of funds” investment managers; and/or

•	otherwise playing an instrumental role in the process whereby clients of such consulting firms select, and/or retain or terminate, “fund of funds” investment managers.

In cases where persons employed by or otherwise associated with consulting firms have one or more responsibilities of the types outlined above and are related by blood or marriage to, or otherwise have personal relationships with, persons employed by or otherwise associated with GCMLP, such persons may have an incentive to select GCMLP as a potential manager of the assets of clients of such consulting firms, to recommend GCMLP to clients of such consulting firms and/or to recommend that clients of such consulting firms continue to utilize GCMLP’s services.

GCMLP believes that is the responsibility of consulting firms to recuse interested individuals or take other appropriate steps to protect the integrity of their decision-making processes, and to make appropriate disclosures of potential conflicts of interest to their clients. GCMLP urges prospective investors who utilize the services of consulting firms to inquire of such consulting firms whether they are subject to such a conflict of interest.

GCMLP may from time to time enter into arrangements with consulting firms that represent existing and prospective clients, pursuant to which such consulting firms provide GCMLP certain performance or other data on the “fund of funds” industry. GCMLP may compensate such a consulting firm for such services on an annual flat-fee or other basis. In no event will GCMLP enter into any such arrangement unless it first determines to its reasonable satisfaction that the firm that provides services to GCMLP for compensation from GCMLP discloses that fact to all clients to whom it recommends GCMLP.

Relationships with Investment Managers and Other Service Providers

Persons employed by or otherwise associated with GCMLP or its affiliates may be related by blood or marriage to, or otherwise have personal relationships with, persons employed by or otherwise associated with the Investment Managers of existing or prospective Investment Funds or with other third-parties that provide or contemplate providing services to GCMLP and/or one or more GCMLP-Managed Accounts. In certain cases, such persons employed by or otherwise associated with GCMLP may be responsible for:

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analyzing and/or monitoring existing or prospective Investment Funds managed by such Investment Managers, or analyzing and/or monitoring other third-parties that provide or contemplate providing services to GCMLP and/or one or more GCMLP-Managed Accounts;

•	recommending that GCMLP approve Investment Funds managed by such Investment Managers as eligible investments for GCMLP-Managed Accounts;

•	recommending that one or more GCMLP-Managed Accounts add capital to, or withdraw/redeem their capital (in whole or in part) from, Investment Funds managed by such Investment Managers;

•	making the final decision to approve Investment Funds managed by such Investment Managers as eligible investments for GCMLP-Managed Accounts;

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making the final decision to cause one or more GCMLP-Managed Accounts to add capital to, or withdraw/redeem their capital (in whole or in part) from, Investment Funds managed by such Investment Managers;

•	recommending that GCMLP retain other third-parties that wish to provide services to GCMLP and/or one or more GCMLP-Managed Accounts; and/or

•	recommending that GCMLP terminate third-parties that provide services to one or more GCMLP-Managed Accounts.

In cases where persons employed by or otherwise associated with GCMLP have one or more responsibilities of the types outlined above and are related by blood or marriage to, or otherwise have personal relationships with, persons employed by or otherwise associated with Investment Managers of existing or prospective Investment Funds or other third-parties that provide or contemplate providing services to GCMLP and/or one or more GCMLP-Managed Accounts, such persons may have an incentive to base their decisions on personal considerations rather than on the best interests of the affected GCMLP-Managed Accounts. GCMLP, however, monitors relationships of these types with a view to determining whether there is a reasonable likelihood that such persons will base their decisions on personal considerations rather than on the best interests of the affected GCMLP-Managed Accounts, and will take appropriate action if it determines that such a reasonable likelihood exists.

Gifts, Meals and Entertainment

GCMLP personnel may receive gifts, meals and/or entertainment from service providers doing business with GCMLP and/or one or more GCMLP-Managed Accounts, or from prospective service providers, including existing and prospective Investment Managers. GCMLP maintains policies and procedures that it believes are reasonably designed to preserve GCMLP’s objectivity with respect to the selection, retention and termination of service providers, notwithstanding the receipt of gifts, meals and/or entertainment by GCMLP personnel from such service providers. However, notwithstanding these policies and procedures, to the extent that GCMLP’s employees receive gifts, meals and/or entertainment from a service provider or prospective service provider, such employees may have an incentive to seek to cause GCMLP and/or one or more GCMLP-Managed Accounts to enter into a business relationship with, or to sustain or expand an existing business relationship with, such service provider even if doing so is not in the best interests of such GCMLP-Managed Account(s).

GCMLP from time to time provides meals and entertainment to persons employed by or otherwise associated with consultants, financial advisors, clients and prospective clients (which may include investors and prospective investors in the Feeder Funds). In certain cases, GCMLP may provide such meals and entertainment to clients or prospective clients at the request of consultants, financial planners or other third-parties. It is possible that providing meals and entertainment to such persons could affect their decision-making responsibilities.

GCMLP from time to time contributes to events sponsored by clients and prospective clients (including Shareholders and prospective investors in the Feeder Funds), or by organizations in which clients or prospective clients participate, such as picnics, annual meetings, dinners and other events, honoring retiring employees. It is possible that contributing to such events could affect the clients or prospective clients in connection with their decisions whether to retain GCMLP as their investment manager/adviser or to maintain existing investment management/advisory relationships with GCMLP.

Charitable and Philanthropic Activities

GCMLP and its principals, and Investment Managers of the Investment Funds in which the Master Fund invests and their principals, may engage in philanthropic activities through contributions of their time and/or financial resources to charitable organizations. GCMLP and its principals, on the one hand, and such Investment Managers and their principals, on the other hand, may from time to time ask each other to participate in their respective philanthropic activities. GCMLP and its principals, and such Investment Managers and their principals, are free to participate in philanthropic opportunities brought to their attention by one another. Under no circumstances will such participation or lack thereof be a factor in GCMLP’s investment management process.

Similarly, GCMLP and its principals, and investors or participants in GCMLP-Managed Accounts and their principals, may engage in philanthropic activities through contributions of their time and/or financial resources to charitable organizations. GCMLP and its principals, on the one hand, and investors or participants in GCMLP-Managed Accounts and their principals, on the other hand, may from time to time ask each other to participate in their respective philanthropic activities. GCMLP and its principals, and investors or participants in GCMLP-Managed Accounts and their principals, are free to participate in philanthropic opportunities brought to their attention by one another. Under no circumstances will such participation or lack thereof be a factor in GCMLP’s investment management process.

GCMLP has frequent interaction with consultants and financial advisors who represent prospective and existing investors or participants in GCMLP-Managed Accounts. GCMLP does not pay these consultants or financial advisors to recommend GCMLP or any GCMLP-Managed Account to their clients. However, consultants and financial advisors have from time to time invited GCMLP and its principals to participate in particular philanthropic activities, and can be expected to continue to do so in the future. GCMLP has participated in such philanthropic activities in the past and can be expected to continue to do so in the future. Under no circumstances will such participation or lack thereof be a factor in GCMLP’s investment management process.

The Investment Managers

The Investment Managers of the Investment Funds in which the Master Fund invests are likely to be subject to many of the same types of conflicts of interest to which GCMLP is subject. For example, the Investment Managers may be involved in other business ventures, including the management and/or administration of other investment funds and accounts whose investment objectives are identical or substantially similar to those of the Investment Funds they manage. Neither the Registrant nor the Master Fund will share in the risks or rewards of such other ventures. In addition, such other ventures will compete with the relevant Investment Funds for the time and attention of the relevant Investment Managers, and might create additional conflicts of interest or raise other special considerations.

The Investment Managers have responsibility for investing the capital allocated to them. The Investment Managers also manage other accounts (including other accounts in which they may have an interest) and may have financial and other incentives to favor such accounts over the Investment Funds in which the Master Fund invests. In investing on behalf of other clients, as well as the Investment Funds in which the Master Fund invests, the Investment Managers must allocate their resources, as well as limited market opportunities. Doing so could increase the level of competition for the same trades that otherwise might be made for the Investment Funds in which the Master Fund invests, including the priorities of order entry, as well as make it difficult or impossible to take or liquidate a particular position at a price indicated by an Investment Manager’s strategy.

In addition, in connection with investing and trading for other accounts, including their proprietary accounts, the Investment Managers may make use of information obtained by them in the course of investing and trading for the Investment Funds. They will have no obligation to compensate the Investment Funds in any respect for their receipt of such information or to account to any such Investment Fund for any profits earned from their use of such information.

The Investment Managers and their principals, in managing investment accounts other than Investment Funds, may employ trading methods, policies and strategies which differ from those which they employ on behalf of such Investment Funds. Therefore, the results of the Master Fund’s investments in such Investment Funds may differ from the results of other accounts managed by such Investment Managers.

The Investment Managers determine the valuation of the illiquid, longer-term investments held by their Investment Funds in a variety of different ways, and have considerable discretion in doing so. The Investment Managers have a conflict of interest in arriving at such valuations, which affect both the performance of their Investment Funds and the advisory compensation received by the Investment Managers.

The Investment Managers select the financial intermediaries that execute transactions for their respective Investment Funds and negotiate the related brokerage commissions and other transactional costs paid to such intermediaries. In selecting financial intermediaries and/or in negotiating commissions and other compensation with them, such Investment Managers (subject to their overall duty to obtain “best execution” of all transactions for the Investment Funds they manage:

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have authority to and may consider the full range and quality of the services and products provided by the intermediaries (including factors such as the ability of the intermediaries to execute transactions efficiently, their responsiveness to instructions, their facilities, reliability and financial responsibility, and the value of any research or other services or products they provide); and

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do not necessarily select intermediaries that charge the lowest transaction costs. In this regard, Investment Managers may engage in the practice known as “paying up,” whereby the Investment Managers cause their Investment Funds to pay higher transaction costs than they would otherwise pay so that the Investment Managers may receive certain non-execution related products and services provided by or through the intermediaries (so-called “soft dollar” benefits), which may or may not benefit certain Investment Funds which “pay up” so that the Investment Manager may receive such services (see below) .

The practices discussed above create conflicts between the interests of an Investment Manager and the interests of the Investment Fund(s) managed by such Investment Manager. This is because an Investment Manager that receives “soft dollar” benefits receives a benefit that it does not have to purchase out of its own resources. This benefit, in turn, may create an incentive to utilize particular intermediaries based not on the interest of the Investment Fund(s) in achieving “best execution” of their transactions, but on the Investment Manager’s interest in receiving benefits for which it does not have to pay out of its own resources.

Further, an Investment Manager may cause an Investment Fund managed by such Investment Manager to pay transaction costs to a financial intermediary even though such Investment Manager and/or clients of such Investment Manager other than such Investment Fund are the exclusive beneficiaries of “soft dollar” benefits provided by the intermediary.

GCMLP generally is authorized to consent on behalf of the Master Fund to the Investment Managers engaging in “soft dollar” practices, regardless of whether such practices conform to the requirements of Section 28(e) of the Exchange Act.

The Investment Managers have a conflict of interest in allocating capital to longer-term and/or illiquid investments. While such positions may hold significant profit potential (and, therefore, the potential to generate substantial performance/incentive fees or other performance/incentive compensation), they can create material valuation and illiquidity risks for investors. In addition, performance/incentive fees or other performance/incentive compensation may be calculated separately in respect of certain longer-term and/or illiquid investments irrespective of the overall performance of an Investment Fund.

Certain Disclosure Issues

GCMLP and its related persons have a conflict of interest in determining whether to disclose certain information — not otherwise required to be disclosed by applicable laws or regulations to — concerning GCMLP and its related persons to existing or prospective investors. In certain cases, GCMLP may conclude that such disclosure could be damaging to GCMLP’s business, which may give GCMLP incentives to determine that such information is not material and need not be disclosed to investors and/or prospective investors even though it might be of interest to them.

GCMLP and its related persons also have a conflict of interest in determining whether to disclose certain information — not otherwise required to be disclosed by applicable laws or regulations — to certain but not other investors and/or prospective investors. GCMLP has policies in place which address the issue of “disparate reporting” to different investors but will be subject to conflicts of interest in applying such policies due to GCMLP’s interest in meeting the informational requirements of larger investors which may request additional disclosures (see “—Different Reporting Packages,” above).

Reputational Matters

In certain cases, GCMLP and its related persons may have a conflict of interest between acting in what might be the best interest of a GCMLP-Managed Account and ensuring that GCMLP avoids publicity or any reputational harm. For example, there may be certain tax positions which other market participants take and which would benefit the GCMLP -Managed Accounts but which GCMLP does not take out of concern for not being seen to be “aggressive” in the tax planning for GCMLP-Managed Accounts. Similar issues may arise in other regulatory contexts. GCMLP attempts to resolve these issues in the best interests of the GCMLP -Managed Accounts within the constraints of what it believes to be “best practices” in the alternative investment industry.

Other Matters

GCMLP, its affiliates (including the Distributor) and their directors, officers and employees, may buy and sell securities or other investments for their own accounts and may have actual or potential conflicts of interest with respect to investments made by GCMLP on behalf of the Master Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees of GCMLP and its affiliates, and those of any other selling agents, that are the same, different or made at a different time than positions taken for the Master Fund. In order to mitigate the possibility that the Master Fund or the Registrant will be adversely affected by this personal trading, the Master Fund, the Registrant, GCMLP and the Distributor have adopted codes of ethics (each, a “Code of Ethics”) in compliance with Section 17(j) of the 1940 Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Master Fund’s portfolio transactions. The Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The Codes of Ethics are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of the Code of Ethics may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC’s Public Reference Room, Washington, D.C. 20549-1520.

GCMLP and its affiliates will not purchase securities or other property from, or sell securities or other property to, the Registrant or the Master Fund, except that the Registrant may engage in transactions with accounts which are affiliated with the Registrant or the Master Fund solely because they are advised by GCMLP or one of its affiliates or because they have common officers, directors or managing members or as otherwise allowed by rule or SEC Staff interpretation. All such purchases and sales would be made pursuant to procedures that would be adopted by the Registrant or the Master Fund pursuant to Rule 17a-7 under the 1940 Act or as otherwise allowed by rule or SEC Staff interpretation. Among other things, those procedures would be intended to ensure that (i) each such transaction will be effected for cash consideration at the current market price of the particular securities, (ii) no such transaction will involve restricted securities or securities for which market quotations are not readily available and (iii) no brokerage commissions, fees (except for customary transfer fees) or other remuneration will be paid in connection with any such transaction. Affiliated broker-dealers of GCMLP may act as broker for the Registrant, the Master Fund or the Investment Funds in effecting securities transactions.

Future investment activities of GCMLP and its affiliates and their principals, partners, directors, officers or employees may give rise to additional conflicts of interest.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which members may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11 – CONTROLS AND PROCEDURES

(a)

The Registrant’s principal executive officer and principal financial officer, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in Form N-CSR is accumulated and communicated to the Registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END INVESTMENT MANAGEMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GROSVENOR REGISTERED MULTI-STRATEGY FUND (TI 2), LLC

By:	/s/ Scott J. Lederman
Scott J. Lederman
Director, Chief Executive Officer and President December 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Scott J. Lederman	Director, Chief Executive Officer and President	December 7, 2017
Scott J. Lederman

By:	/s/ Kathleen P. Sullivan	Chief Financial Officer and Treasurer	December 7, 2017
Kathleen P. Sullivan